UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2021

Date of reporting period: February 28, 2021

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2021 SEMI-ANNUAL REPORT

February 28, 2021

THE LONDON COMPANY INCOME EQUITY FUND

ZEBRA SMALL CAP EQUITY FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-345-5954, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

TLC_Zeb 02/21

About American Beacon Advisors, Inc.

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, Inc., you can put the experience of a multi-billion dollar asset management firm to work for your company.

THE LONDON COMPANY INCOME EQUITY FUND

Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

ZEBRA SMALL CAP EQUITY FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. At times, certain securities may have limited marketability and may be difficult to sell. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, headlines pertaining to the COVID-19 pandemic and the U.S. presidential election dominated the 24-hour news cycle. Chances are, the ongoing media coverage of sickness and death, the development and rollout of vaccines, unemployment and underemployment, food and housing insecurities, civil unrest and disobedience, and the transition of government leadership has left you longing for the possibility of brighter days ahead.

During periods of uncertainty, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may capsize future plans. We encourage investors to remain focused on the horizon by working with financial professionals to make thoughtful adjustments based on changing needs and long-term financial goals.

Our three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to maintain your bearing. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for continuing to stay the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2021 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned 5.32% for the six months ended February 28, 2021. The Fund underperformed the Russell 1000 Value Index (the “Index”) return of 19.15% for the same period.

Total Returns for the Period ended February 28, 2021

	Ticker	6 months*	1 Year	3 Years	5 Years	Since Inception 5/29/2012
R5 Class (1,2,5)	ABCIX	5.46%	22.35%	10.44%	11.91%	11.89%
Y Class (1,2,5)	ABCYX	5.46%	22.29%	10.37%	11.82%	11.81%
Investor Class (1,2,5)	ABCVX	5.32%	21.94%	10.07%	11.53%	11.52%
A Class without sales charge (1,2,5)	ABCAX	5.31%	22.00%	10.10%	11.53%	11.46%
A Class with sales Charge (1,2,5)	ABCAX	-0.72%	14.96%	7.96%	10.22%	10.71%
C Class without sales charge (1,2,5)	ABECX	4.90%	21.02%	9.27%	10.69%	10.62%
C Class with sales charge (1,2,5)	ABECX	3.90%	20.02%	9.27%	10.69%	10.62%
R6 Class (1,4,5)	ABCRX	5.53%	22.37%	10.45%	11.91%	11.89%

Russell 1000® Value Index (3)		19.15%	22.22%	8.23%	12.02%	12.03%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800- 967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from 2012 through 2014, partially recovered in 2015 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and fully recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013. A portion of the fees charged to the Y, A, and C Classes of the Fund was waived from 2012 through 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014.

3.

The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index and the Russell 1000 Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon The London Company Income Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

4.

Fund performance for the periods shown represents the returns achieved by the R5 Class from 5/29/12 up to 8/25/20, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown for periods prior to 8/25/20 may be lower than they would have been had the R6 Class been in existence since 5/29/12. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception on 8/25/20. Performance prior to waiving fees was lower than actual returns shown since 8/25/20.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.76%, 0.82%, 1.08%, 1.05%, 1.82%, and 0.86%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to negative security selection and to a lesser extent sector allocation.

From a security selection standpoint, the Fund’s holdings in the Information Technology and Industrials sectors detracted the most from relative performance. In the Information Technology sector, an out-of-index

2

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2021 (Unaudited)

position in Apple, Inc. (down 5.7%) was among the top detractors. In the Industrials sector, detractors included United Parcel Service, Inc., Class B (down 2.5%) and Fastenal Co. (down 3.5%). The aforementioned negative performance was somewhat offset by security selection in the Consumer Staples sector – positive contributors included an absence from index-positions The Procter & Gamble Co. (down 9.7%) and Walmart, Inc. (down 6.1%).

From a sector allocation perspective, the Fund’s overweight in the Consumer Staples sector (down 1.1%) and underweight in the Financials sector (up 34.4%) detracted from the Fund’s relative performance. Conversely, underweights to the Utilities sector (up 0.4%) and the Health Care sector (up 6.1%) contributed positively to relative returns.

The sub-advisor’s investment process continues to focus on downside protection, current income and capital appreciation.

Top Ten Holdings (% Net Assets)
Texas Instruments, Inc.		4.8
Berkshire Hathaway, Inc., Class B		4.8
Apple, Inc.		4.7
Microsoft Corp.		4.5
Johnson & Johnson		4.5
BlackRock, Inc.		4.4
Norfolk Southern Corp.		4.3
Lowe’s Cos., Inc.		4.3
Target Corp.		3.6
United Parcel Service, Inc., Class B		3.6

Total Fund Holdings	30

Sector Allocation (% Equities)
Information Technology		23.8
Financials		13.1
Consumer Staples		12.3
Industrials		10.9
Health Care		10.3
Communication Services		9.4
Consumer Discretionary		8.2
Real Estate		3.4
Materials		3.1
Energy		2.8
Utilities		2.7

3

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2021 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned 41.79% for the six-month period ended February 28, 2021. The Fund outperformed the Russell 2000® Index (the “Index”) return of 41.69%.

Total Returns for the Period ended February 28, 2021

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,4)	AZSIX	42.03%	43.91%	11.85%	14.58%	11.23%
Y Class (1,2,4)	AZSYX	41.90%	43.77%	11.75%	14.46%	11.12%
Investor Class (1,2,4)	AZSPX	41.79%	43.48%	11.46%	14.15%	10.81%
A Class without sales charge (1,2,4)	AZSAX	41.81%	43.40%	11.42%	14.13%	10.75%
A Class with sales Charge (1,2,4)	AZSAX	33.64%	35.14%	9.25%	12.79%	10.10%
C Class without sales charge (1,2,4)	AZSCX	41.21%	42.33%	10.58%	13.27%	9.92%
C Class with sales charge (1,2,4)	AZSCX	40.21%	41.33%	10.58%	13.27%	9.92%

Russell 2000® Index (3)		41.69%	51.00%	14.87%	17.92%	11.86%
Russell 2000® Value Index (3)		46.42%	41.06%	10.14%	14.22%	9.65%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge is 1.00% for C Class shares redeemed within one year of the date of purchase. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

3.

The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index and the Russell 2000 Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Zebra Small Cap Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.17%, 1.26%, 1.60%, 1.47% and 2.28%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to stock selection. Sector allocation was slightly negative during this period.

From a stock selection standpoint, the Fund’s investments in the Health Care and Consumer Discretionary sectors contributed to relative performance. Positions in Avid Bioservices, Inc. and ChromaDex Corp. (up 153.4% and 183.1%, respectively) were the largest contributors in the Health Care sector. Stitch Fix, Inc., Class A (up 219.0%) and Sonos, Inc. (up 176.5%) contributed to relative performance in the Consumer Discretionary sector. The aforementioned outperformance was partially offset by stock selection in the Industrials sector. Relative detractors in the Industrials sector included Ennis, Inc. (up 11.2%) and McGrath RentCorp (up 18.5%).

4

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2021 (Unaudited)

From a sector allocation perspective, the Fund’s underweight position to the Energy sector (up 72.7%) and overweight to the Real Estate sector (up 28.0%) detracted from relative performance. A partial offset to this underperformance was an underweight to the Utilities sector (up 14.4%), the worst-performing sector in the Index.

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals. The sub-advisor believes that when these quality companies are recognized by investors, trading volumes are likely to increase and stock prices are likely to rise.

Top Ten Holdings (% Net Assets)
WD-40 Co.		1.9
Avid Bioservices, Inc.		1.8
Natera, Inc.		1.6
Veracyte, Inc.		1.6
Orthofix Medical, Inc.		1.6
Travere Therapeutics, Inc.		1.5
Sonos, Inc.		1.4
Sykes Enterprises, Inc.		1.4
Insight Enterprises, Inc.		1.4
Stitch Fix, Inc., Class A		1.3

Total Fund Holdings	186

Sector Allocation (% Equities)
Health Care		20.8
Financials		15.7
Industrials		15.3
Consumer Discretionary		13.5
Information Technology		13.0
Real Estate		8.6
Consumer Staples		5.0
Materials		3.7
Communication Services		3.4
Energy		0.7
Utilities		0.3

5

American Beacon FundsSM

Expense Examples

February 28, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon Zebra Small Cap Equity FundSM

Expense Examples

February 28, 2021 (Unaudited)

American Beacon The London Company Income Equity Fund

	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Expenses Paid During Period 9/1/2020-2/28/2021*
R5 Class
Actual	$1,000.00	$1,054.60	$3.82
Hypothetical**	$1,000.00	$1,021.08	$3.76
Y Class
Actual	$1,000.00	$1,054.60	$4.13
Hypothetical**	$1,000.00	$1,020.78	$4.06
Investor Class
Actual	$1,000.00	$1,053.20	$5.45
Hypothetical**	$1,000.00	$1,019.49	$5.36
A Class
Actual	$1,000.00	$1,053.10	$5.29
Hypothetical**	$1,000.00	$1,019.64	$5.21
C Class
Actual	$1,000.00	$1,049.00	$9.14
Hypothetical**	$1,000.00	$1,015.87	$9.00
R6 Class
Actual	$1,000.00	$1,055.30	$3.62
Hypothetical**	$1,000.00	$1,021.27	$3.56

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.75%, 0.81%, 1.07%, 1.04%, 1.80%, and 0.71% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Zebra Small Cap Equity Fund

	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Expenses Paid During Period 9/1/2020-2/28/2021*
R5 Class
Actual	$1,000.00	$1,420.30	$5.34
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$1,420.10	$5.94
Hypothetical**	$1,000.00	$1,019.89	$4.96
Investor Class
Actual	$1,000.00	$1,418.90	$7.62
Hypothetical**	$1,000.00	$1,018.50	$6.36
A Class
Actual	$1,000.00	$1,418.10	$7.55
Hypothetical**	$1,000.00	$1,018.55	$6.31
C Class
Actual	$1,000.00	$1,412.10	$12.14
Hypothetical**	$1,000.00	$1,014.73	$10.14

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99%, 1.27%, 1.26%, and 2.03% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.54%

Communication Services - 9.07%

Diversified Telecommunication Services - 2.84%
Verizon Communications, Inc.	773,107	$42,752,817

Entertainment - 3.19%
Nintendo Co., Ltd., ADRA	623,760	48,104,371

Media - 3.04%
Comcast Corp., Class A	869,301	45,829,549

Total Communication Services		136,686,737

Consumer Discretionary - 7.88%

Multiline Retail - 3.63%
Target Corp.	297,917	54,649,894

Specialty Retail - 4.25%
Lowe’s Cos., Inc.	401,118	64,078,601

Total Consumer Discretionary		118,728,495

Consumer Staples - 11.91%

Beverages - 4.85%
Coca-Cola Co.	458,044	22,439,576
Diageo PLC, Sponsored ADR	321,252	50,674,290

		73,113,866

Food Products - 2.30%
Nestle S.A., Sponsored ADR	330,712	34,665,232

Tobacco - 4.76%
Altria Group, Inc.	881,096	38,415,786
Philip Morris International, Inc.	395,411	33,222,432

		71,638,218

Total Consumer Staples		179,417,316

Energy - 2.75%

Oil, Gas & Consumable Fuels - 2.75%
Chevron Corp.	413,616	41,361,600

Financials - 12.62%

Capital Markets - 5.66%
BlackRock, Inc.	95,383	66,243,494
Franklin Resources, Inc.	727,177	19,030,222

		85,273,716

Diversified Financial Services - 4.75%
Berkshire Hathaway, Inc., Class BB	297,517	71,555,814

Insurance - 2.21%
Cincinnati Financial Corp.	339,204	33,197,895

Total Financials		190,027,425

Health Care - 9.92%

Pharmaceuticals - 9.92%
Johnson & Johnson	425,591	67,439,150
Merck & Co., Inc.	588,280	42,720,893

See accompanying notes

8

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.54% (continued)

Health Care - 9.92% (continued)

Pharmaceuticals - 9.92% (continued)
Pfizer, Inc.	1,173,953	$39,315,686

		149,475,729

Total Health Care		149,475,729

Industrials - 10.57%

Air Freight & Logistics - 3.60%
United Parcel Service, Inc., Class B	343,609	54,231,809

Road & Rail - 4.30%
Norfolk Southern Corp.	256,757	64,718,169

Trading Companies & Distributors - 2.67%
Fastenal Co.	867,679	40,234,275

Total Industrials		159,184,253

Information Technology - 22.98%

Communications Equipment - 2.96%
Cisco Systems, Inc.	993,857	44,594,363

IT Services - 2.66%
Paychex, Inc.	439,525	40,027,542

Semiconductors & Semiconductor Equipment - 8.16%
Intel Corp.	832,727	50,613,147
Texas Instruments, Inc.	419,500	72,267,265

		122,880,412

Software - 4.51%
Microsoft Corp.	292,126	67,884,240

Technology Hardware, Storage & Peripherals - 4.69%
Apple, Inc.	583,116	70,708,646

Total Information Technology		346,095,203

Materials - 3.01%

Chemicals - 3.01%
Air Products and Chemicals, Inc.	177,482	45,367,949

Real Estate - 3.24%

Equity Real Estate Investment Trusts (REITs) - 3.24%
Crown Castle International Corp.	313,573	48,838,995

Utilities - 2.59%

Multi-Utilities - 2.59%
Dominion Energy, Inc.	570,527	38,978,405

Total Common Stocks (Cost $1,024,339,887)		1,454,162,107

SHORT-TERM INVESTMENTS - 3.01% (Cost $45,295,483)

Investment Companies - 3.01%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	45,295,483	45,295,483

See accompanying notes

9

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 0.10% (Cost $1,569,750)

Investment Companies - 0.10%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	1,569,750	$1,569,750

TOTAL INVESTMENTS - 99.65% (Cost $1,071,205,120)		1,501,027,340
OTHER ASSETS, NET OF LIABILITIES - 0.35%		5,305,427

TOTAL NET ASSETS - 100.00%		$1,506,332,767

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at February 28, 2021 (Note 9).

B Non-income producing security.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR—American Depositary Receipt.

PLC—Public Limited Company.

Long Futures Contracts Open on February 28, 2021:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	244	March 2021	$46,152,894	$46,472,240	$319,346

			$46,152,894	$46,472,240	$319,346

Index Abbreviations:
S&P 500	S&P 500 Index – U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2021, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,454,162,107	$-	$-	$1,454,162,107
Short-Term Investments	45,295,483	-	-	45,295,483
Securities Lending Collateral	1,569,750	-	-	1,569,750

Total Investments in Securities – Assets	$1,501,027,340	$-	$-	$1,501,027,340

Financial Derivative Instruments – Assets
Futures Contracts	$319,346	$-	$-	$319,346

Total Financial Derivative Instruments – Assets	$319,346	$-	$-	$319,346

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2021, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.52%

Communication Services - 3.39%

Diversified Telecommunication Services - 1.30%
IDT Corp., Class BA	49,344	$885,725
Ooma, Inc.A	19,395	306,441

		1,192,166

Interactive Media & Services - 2.09%
Cargurus, Inc.A	15,578	404,249
EverQuote, Inc., Class AA	9,973	488,477
TrueCar, Inc.A	62,080	336,474
Yelp, Inc.A	18,521	698,427

		1,927,627

Total Communication Services		3,119,793

Consumer Discretionary - 13.39%

Auto Components - 0.59%
XPEL, Inc.A B	11,224	542,681

Distributors - 0.79%
Core-Mark Holding Co., Inc.	22,335	727,674

Household Durables - 5.13%
GoPro, Inc., Class AA B	87,512	658,090
iRobot Corp.A	7,589	941,871
Legacy Housing Corp.A	19,076	299,684
Lovesac Co.A	11,605	669,493
Sonos, Inc.A	33,726	1,313,290
Turtle Beach Corp.A	18,223	544,868
Universal Electronics, Inc.A	4,986	290,135

		4,717,431

Internet & Direct Marketing Retail - 2.60%
1-800-Flowers.com, Inc., Class AA	19,096	540,035
Overstock.com, Inc.A	2,694	180,956
Shutterstock, Inc.	4,913	433,474
Stitch Fix, Inc., Class AA	16,192	1,235,611

		2,390,076

Leisure Products - 1.45%
Clarus Corp.	39,681	688,862
YETI Holdings, Inc.A	9,315	640,593

		1,329,455

Multiline Retail - 0.58%
Big Lots, Inc.	8,378	532,338

Specialty Retail - 1.29%
Hibbett Sports, Inc.A	5,954	382,604
Lumber Liquidators Holdings, Inc.A	11,877	294,193
RHA	1,046	512,927

		1,189,724

Textiles, Apparel & Luxury Goods - 0.96%
Deckers Outdoor Corp.A	2,718	886,367

Total Consumer Discretionary		12,315,746

See accompanying notes

11

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.52% (continued)

Consumer Staples - 5.01%

Beverages - 0.38%
National Beverage Corp.B	7,396	$352,493

Food & Staples Retailing - 1.81%
Ingles Markets, Inc., Class A	10,153	527,550
SpartanNash Co.	10,936	199,363
Village Super Market, Inc., Class A	9,889	227,941
Weis Markets, Inc.	13,350	713,558

		1,668,412

Food Products - 0.05%
Seneca Foods Corp., Class AA	758	41,281

Household Products - 1.95%
Oil-Dri Corp. of America	1,611	54,097
WD-40 Co.	5,583	1,740,500

		1,794,597

Personal Products - 0.82%
Lifevantage Corp.A	8,637	75,574
Medifast, Inc.	1,377	348,367
USANA Health Sciences, Inc.A	3,411	331,072

		755,013

Total Consumer Staples		4,611,796

Energy - 0.67%

Oil, Gas & Consumable Fuels - 0.67%
Evolution Petroleum Corp.	172,805	613,458

Financials - 15.62%

Banks - 10.43%
1st Constitution Bancorp	11,355	199,280
Bank of Princeton	1,841	48,363
C&F Financial Corp.	1,721	74,863
Capital Bancorp, Inc.A	9,183	146,469
CB Financial Services, Inc.	2,243	45,645
CNB Financial Corp.	28,041	650,832
Colony Bankcorp, Inc.	4,186	60,069
Community Financial Corp.	2,845	86,203
Enterprise Bancorp, Inc.	11,081	321,349
Financial Institutions, Inc.	20,351	557,210
First Bancorp, Inc.	3,819	97,614
First Bank	15,955	168,325
First Choice Bancorp	13,476	266,690
First Guaranty Bancshares, Inc.	4,721	78,180
Franklin Financial Services Corp.	6,130	168,330
Horizon Bancorp, Inc.	36,266	647,711
LCNB Corp.	21,570	366,043
Macatawa Bank Corp.	109,514	967,009
Mackinac Financial Corp.	12,061	155,587
Oak Valley BancorpB	4,810	77,730
Orrstown Financial Services, Inc.	5,675	110,549
Parke Bancorp, Inc.	20,638	374,580
PCB Bancorp	46,838	652,453
Penns Woods Bancorp, Inc.	7,525	179,321
Peoples Bancorp of North Carolina, Inc.	2,664	62,284

See accompanying notes

12

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.52% (continued)

Financials - 15.62% (continued)

Banks - 10.43% (continued)
Plumas Bancorp	6,672	$166,867
Premier Financial Bancorp, Inc.	27,532	427,847
Republic Bancorp, Inc., Class A	14,316	601,845
Shore Bancshares, Inc.	16,219	248,151
South Plains Financial, Inc.	2,475	47,767
Southern National Bancorp of Virginia, Inc.	43,535	618,197
Summit Financial Group, Inc.	6,600	158,994
United Security Bancshares	49,163	366,756
Unity Bancorp, Inc.	19,719	391,422

		9,590,535

Diversified Financial Services - 0.90%
Alerus Financial Corp.	30,105	828,188

Insurance - 1.40%
Donegal Group, Inc., Class A	64,210	879,677
ProSight Global, Inc.A	32,166	406,578

		1,286,255

Thrifts & Mortgage Finance - 2.89%
ESSA Bancorp, Inc.	16,082	252,648
FS Bancorp, Inc.	3,043	184,497
Merchants Bancorp	12,606	428,982
OP Bancorp	19,080	175,345
Riverview Bancorp, Inc.	124,116	819,166
Southern Missouri Bancorp, Inc.	12,302	451,976
Timberland Bancorp, Inc.	12,492	346,653

		2,659,267

Total Financials		14,364,245

Health Care - 20.73%

Biotechnology - 6.45%
Avid Bioservices, Inc.A	79,051	1,626,870
Natera, Inc.A	12,691	1,473,298
Travere Therapeutics, Inc.A	44,411	1,368,747
Veracyte, Inc.A	25,256	1,466,363

		5,935,278

Health Care Equipment & Supplies - 5.20%
Antares Pharma, Inc.A B	137,663	585,068
Cardiovascular Systems, Inc.A	14,540	600,502
Electromed, Inc.A	30,464	321,700
iRhythm Technologies, Inc.A	1,377	221,559
Orthofix Medical, Inc.A	30,658	1,425,904
Stereotaxis, Inc.A B	67,145	470,015
Surmodics, Inc.A	6,648	346,693
Tactile Systems Technology, Inc.A	8,493	431,614
Zynex, Inc.A	26,002	377,549

		4,780,604

Health Care Providers & Services - 3.71%
Castle Biosciences, Inc.A	15,449	1,175,360
Cross Country Healthcare, Inc.A	80,788	897,555
InfuSystem Holdings, Inc.A	23,389	399,016
National Research Corp.	9,607	496,394

See accompanying notes

13

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.52% (continued)

Health Care - 20.73% (continued)

Health Care Providers & Services - 3.71% (continued)
Viemed Healthcare, Inc.A	47,079	$443,955

		3,412,280

Health Care Technology - 1.37%
iCAD, Inc.A B	32,500	600,925
Simulations Plus, Inc.	9,140	655,521

		1,256,446

Life Sciences Tools & Services - 1.59%
Champions Oncology, Inc.A	32,375	378,140
ChromaDex Corp.A	77,736	1,082,862

		1,461,002

Pharmaceuticals - 2.41%
BioDelivery Sciences International, Inc.A	140,366	589,537
Corcept Therapeutics, Inc.A	47,415	1,192,487
Harrow Health, Inc.A B	56,397	432,565

		2,214,589

Total Health Care		19,060,199

Industrials - 15.28%

Aerospace & Defense - 0.45%
Moog, Inc., Class A	5,320	413,151

Air Freight & Logistics - 0.38%
Radiant Logistics, Inc.A	51,253	346,983

Building Products - 0.57%
CSW Industrials, Inc.	4,212	528,901

Commercial Services & Supplies - 2.05%
Deluxe Corp.	16,778	663,234
Ennis, Inc.	38,931	771,612
Kimball International, Inc., Class B	34,742	449,562

		1,884,408

Construction & Engineering - 3.28%
MasTec, Inc.A	12,592	1,092,356
Matrix Service Co.A	38,565	523,327
MYR Group, Inc.A	6,018	354,761
Primoris Services Corp.	31,270	1,046,607

		3,017,051

Electrical Equipment - 0.23%
LSI Industries, Inc.	23,279	209,977

Machinery - 3.25%
Astec Industries, Inc.	5,238	355,765
Eastern Co.	5,265	134,257
Franklin Electric Co., Inc.	13,415	1,006,930
Miller Industries, Inc.	13,889	548,199
Mueller Industries, Inc.	13,670	555,549
Omega Flex, Inc.	2,242	386,745

		2,987,445

See accompanying notes

14

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.52% (continued)

Industrials - 15.28% (continued)

Professional Services - 1.65%
CRA International, Inc.	3,170	$174,889
Franklin Covey Co.A	8,290	213,136
Kforce, Inc.	11,905	611,321
Mastech Digital, Inc.A	3,852	61,632
TrueBlue, Inc.A	21,883	455,823

		1,516,801

Road & Rail - 0.12%
Universal Logistics Holdings, Inc.	4,777	111,830

Trading Companies & Distributors - 3.30%
Boise Cascade Co.	1,428	71,314
Lawson Products, Inc.A	3,240	171,720
McGrath RentCorp	11,971	929,668
Rush Enterprises, Inc., Class A	21,027	892,176
Systemax, Inc.	24,049	868,169
Transcat, Inc.A	2,245	100,643

		3,033,690

Total Industrials		14,050,237

Information Technology - 12.96%

Communications Equipment - 0.39%
Calix, Inc.A	8,975	354,602
DZS, Inc.A	412	6,856

		361,458

Electronic Equipment, Instruments & Components - 2.38%
Insight Enterprises, Inc.A	15,087	1,261,122
OSI Systems, Inc.A	9,780	925,384

		2,186,506

IT Services - 2.27%
Brightcove, Inc.A	37,689	820,866
Sykes Enterprises, Inc.A	31,047	1,268,581

		2,089,447

Software - 7.11%
A10 Networks, Inc.A	72,921	681,082
Alarm.com Holdings, Inc.A	6,841	601,187
Appfolio, Inc., Class AA	1,477	242,257
Box, Inc., Class AA	31,793	583,402
ChannelAdvisor Corp.A	19,121	432,135
CommVault Systems, Inc.A	15,790	1,006,297
Mitek Systems, Inc.A	39,351	601,283
QAD, Inc., Class A	7,471	479,638
Rimini Street, Inc.A	83,722	650,520
ShotSpotter, Inc.A B	6,197	260,150
Smith Micro Software, Inc.A	80,738	532,871
Tenable Holdings, Inc.A	11,386	465,801

		6,536,623

Technology Hardware, Storage & Peripherals - 0.81%
Avid Technology, Inc.A	38,436	745,274

Total Information Technology		11,919,308

See accompanying notes

15

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.52% (continued)

Materials - 3.70%

Chemicals - 2.81%
Hawkins, Inc.	5,718	$357,947
Innospec, Inc.	11,006	1,105,552
Kronos Worldwide, Inc.	44,445	642,230
Tredegar Corp.	31,416	478,780

		2,584,509

Construction Materials - 0.36%
United States Lime & Minerals, Inc.	2,369	331,992

Containers & Packaging - 0.53%
UFP Technologies, Inc.A	9,848	487,673

Total Materials		3,404,174

Real Estate - 8.52%

Equity Real Estate Investment Trusts (REITs) - 5.40%
Alexander’s, Inc.	1,396	378,470
BRT Apartments Corp.	12,679	200,835
Clipper Realty, Inc.	26,155	228,333
Franklin Street Properties Corp.	33,132	164,335
Getty Realty Corp.	26,230	733,915
Gladstone Land Corp.	11,771	210,583
Industrial Logistics Properties Trust	16,783	356,974
Monmouth Real Estate Investment Corp.	42,142	729,899
Office Properties Income Trust	9,299	235,172
One Liberty Properties, Inc.	13,727	293,895
PotlatchDeltic Corp.	6,617	335,813
PS Business Parks, Inc.	6,028	873,216
Safehold, Inc.	2,127	162,184
Universal Health Realty Income Trust	969	60,030

		4,963,654

Real Estate Management & Development - 3.12%
eXp World Holdings, Inc.A B	13,792	832,899
Kennedy-Wilson Holdings, Inc.	49,881	935,768
Marcus & Millichap, Inc.A	14,104	534,118
Maui Land & Pineapple Co., Inc.A	15,345	181,378
RMR Group, Inc., Class A	3,956	158,992
St Joe Co.	4,491	226,032

		2,869,187

Total Real Estate		7,832,841

Utilities - 0.25%

Electric Utilities - 0.03%
Otter Tail Corp.	694	28,121

Gas Utilities - 0.02%
RGC Resources, Inc.	715	16,238

Water Utilities - 0.20%
Artesian Resources Corp., Class A	1,855	68,635
Pure Cycle Corp.A	7,632	89,752
York Water Co.	744	30,958

		189,345

Total Utilities		233,704

Total Common Stocks (Cost $66,873,365)		91,525,501

See accompanying notes

16

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 0.30% (Cost $274,098)

Investment Companies - 0.30%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	274,098	$274,098

SECURITIES LENDING COLLATERAL - 0.39% (Cost $361,839)

Investment Companies - 0.39%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	361,839	361,839

TOTAL INVESTMENTS - 100.21% (Cost $67,509,302)		92,161,438
LIABILITIES, NET OF OTHER ASSETS - (0.21%)		(196,685)

TOTAL NET ASSETS - 100.00%		$91,964,753

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at February 28, 2021 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

Long Futures Contracts Open on February 28, 2021:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-mini Index Futures	3	March 2021	$317,316	$329,880	$12,564

			$317,316	$329,880	$12,564

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2021, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$91,525,501	$-	$-	$91,525,501
Short-Term Investments	274,098	-	-	274,098
Securities Lending Collateral	361,839	-	-	361,839

Total Investments in Securities – Assets	$92,161,438	$-	$-	$92,161,438

Financial Derivative Instruments – Assets
Futures Contracts	$12,564	$-	$-	$12,564

Total Financial Derivative Instruments – Assets	$12,564	$-	$-	$12,564

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2021, there were no transfers into or out of Level 3.

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$1,454,162,107	$91,525,501
Investments in affiliated securities, at fair value‡	46,865,233	635,937
Cash collateral held at broker for futures contracts	3,075,000	68,000
Dividends and interest receivable	3,411,996	40,341
Receivable for fund shares sold	4,812,260	303,260
Receivable for tax reclaims	258,869	–
Receivable for expense reimbursement (Note 2)	394	15,115
Receivable for variation margin on open futures contracts (Note 5)	319,878	12,578
Prepaid expenses	99,767	48,325

Total assets	1,513,005,504	92,649,057

Liabilities:
Payable for fund shares redeemed	3,436,148	193,788
Cash due to broker for futures contracts	549,355	9,437
Management and sub-advisory fees payable (Note 2)	826,835	64,010
Service fees payable (Note 2)	109,418	6,542
Transfer agent fees payable (Note 2)	82,655	5,675
Payable upon return of securities loaned (Note 9)§	1,569,750	361,839
Custody and fund accounting fees payable	29,870	7,860
Professional fees payable	21,572	29,031
Trustee fees payable (Note 2)	19,150	1,277
Payable for prospectus and shareholder reports	9,060	3,678
Other liabilities	18,924	1,167

Total liabilities	6,672,737	684,304

Net assets	$1,506,332,767	$91,964,753

Analysis of net assets:
Paid-in-capital	$1,092,535,142	$71,501,149
Total distributable earnings (deficits)A	413,797,625	20,463,604

Net assets	$1,506,332,767	$91,964,753

See accompanying notes

18

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	17,594,114	1,483,704

Y Class	46,029,965	2,211,512

Investor Class	2,603,753	875,963

A Class	5,706,308	74,614

C Class	4,330,029	107,814

R6 Class	255,216	N/A

Net assets:
R5 Class	$348,303,791	$28,775,410

Y Class	$905,854,512	$43,132,952

Investor Class	$51,322,003	$16,693,426

A Class	$111,716,670	$1,425,092

C Class	$84,082,452	$1,937,873

R6 Class	$5,053,339	N/A

Net asset value, offering and redemption price per share:
R5 Class	$19.80	$19.39

Y Class	$19.68	$19.50

Investor Class	$19.71	$19.06

A Class	$19.58	$19.10

A Class (offering price)	$20.77	$20.27

C Class	$19.42	$17.97

R6 Class	$19.80	N/A

† Cost of investments in unaffiliated securities	$1,024,339,887	$66,873,365
‡ Cost of investments in affiliated securities	$46,865,233	$635,937
§ Fair value of securities on loan	$9,658,046	$3,433,215

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

19

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2021 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)	$17,635,882	$817,410	A
Dividend income from affiliated securities (Note 2)	2,195	34
Interest income	174	–
Income derived from securities lending (Note 9)	9,992	5,874

Total investment income	17,648,243	823,318

Expenses:
Management and sub-advisory fees (Note 2)	4,612,144	346,004
Transfer agent fees:
R5 Class (Note 2)	57,284	419
Y Class (Note 2)	410,478	21,544
Investor Class	1,449	954
A Class	1,831	138
C Class	3,109	307
R6 Class	1,695	–
Custody and fund accounting fees	72,116	17,702
Professional fees	85,362	24,865
Registration fees and expenses	68,525	30,379
Service fees (Note 2):
Investor Class	85,057	24,967
A Class	39,340	700
C Class	38,428	841
Distribution fees (Note 2):
A Class	124,888	1,579
C Class	451,505	8,154
Prospectus and shareholder report expenses	30,424	6,049
Trustee fees (Note 2)	46,779	2,709
Loan expense (Note 10)	3,660	281
Other expenses	60,139	4,515

Total expenses	6,194,213	492,107

Net fees waived and expenses (reimbursed) (Note 2)	(1,703)	(90,447)

Net expenses	6,192,510	401,660

Net investment income	11,455,733	421,658

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(17,106,595)	(811,846)
Commission recapture (Note 1)	23,288	–
Futures contracts	11,921,704	369,063
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	74,008,202	27,765,873
Futures contracts	(5,073,324)	9,261

Net gain from investments	63,773,275	27,332,351

Net increase in net assets resulting from operations	$75,229,008	$27,754,009

A Includes significant dividends of $187,476.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

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American Beacon FundsSM

Statements of Changes in Net Assets

	The London Company Income Equity Fund		Zebra Small Cap Equity Fund
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$11,455,733	$20,691,484	$421,658	$516,210
Net realized gain (loss) from investments in unaffiliated securities, commission recapture and futures contracts	(5,161,603)	15,569,775	(442,783)	(2,596,977)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	68,934,878	123,936,950	27,775,134	(252,660)

Net increase (decrease) in net assets resulting from operations	75,229,008	160,198,209	27,754,009	(2,333,427)

Distributions to shareholders:
Total retained earnings:
R5 Class	(6,297,815)	(18,717,129)	(206,993)	(117,316)
Y Class	(16,109,628)	(58,089,151)	(342,285)	(222,655)
Investor Class	(863,212)	(2,076,499)	(119,653)	(55,339)
A Class	(1,822,285)	(5,017,368)	(10,167)	(8,941)
C Class	(1,317,475)	(9,593,710)	(621)	–
R6 Class	(7,988)	–	–	–

Net distributions to shareholders	(26,418,403)	(93,493,857)	(679,719)	(404,251)

Capital share transactions (Note 11):
Proceeds from sales of shares	293,141,683	450,264,962	11,137,157	28,960,578
Reinvestment of dividends and distributions	18,724,604	58,392,218	512,230	325,552
Cost of shares redeemed	(174,912,131)	(369,772,519)	(15,359,314)	(41,063,368)

Net increase (decrease) in net assets from capital share transactions	136,954,156	138,884,661	(3,709,927)	(11,777,238)

Net increase (decrease) in net assets	185,764,761	205,589,013	23,364,363	(14,514,916)

Net assets:
Beginning of period	1,320,568,006	1,114,978,993	68,600,390	83,115,306

End of period	$1,506,332,767	$1,320,568,006	$91,964,753	$68,600,390

See accompanying notes

21

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2021, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective

22

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The London Company Income Equity Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Zebra Small Cap Equity Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular year. Dividends to shareholders are determined in accordance with federal income tax regulation, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earning and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

The London Company of Virginia, LLC

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

Zebra Capital Management, LLC

First $350 million	0.55%
Next $400 million	0.50%
Over $750 million	0.45%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2021 were as follows:

The London Company Income Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,453,787
Sub-Advisor Fees	0.31%	2,158,357

Total	0.66%	$4,612,144

24

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Zebra Small Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$136,005
Sub-Advisor Fees	0.54%	209,999

Total	0.89%	$346,004

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended February 28, 2021, the Manager received securities lending fees of $1,128 and $649 for the securities lending activities of The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

For all other share classes, the Funds have utilized a “defensive” Distribution Plan (the “Plan”) pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the use of management fees received by the Manager and/or the investment advisors hired by the Manager for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly for the distribution of Fund shares from these fees.

Service Plans

The Investor, A and C Classes have each adopted a Service Plan (collectively, the “Plans”). The Plans authorize the payment to the Manager an annual fee up to 0.375% of the average daily net assets of the Investor Class, up to 0.25% of the average daily net assets of the A Class and up to 0.25% of the average daily net assets of the C Class. In addition, the Funds may reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries attributable to Y Class and R5 Class. The Manager or other approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of A Class, C Class, Y Class, R5 Class and Investor Class including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees will be payable monthly in arrears. The primary expenses expected to be incurred under the Plans are shareholder servicing, record keeping fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$446,551
Zebra Small Cap Equity	19,702

As of February 28, 2021, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$71,539
Zebra Small Cap Equity	3,735

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a February 28, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2021 Fair Value
U.S. Government Money Market Select Fund	Direct	The London Company Income Equity	$45,295,483	$-	$-	$2,195	$45,295,483
U.S. Government Money Market Select Fund	Securities Lending	The London Company Income Equity	1,569,750	-	-	N/A	1,569,750
U.S. Government Money Market Select Fund	Direct	Zebra Small Cap Equity	274,098	-	-	34	274,098
U.S. Government Money Market Select Fund	Securities Lending	Zebra Small Cap Equity	361,839	-	-	N/A	361,839

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2021, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$31,918	$1,272	$33,190
Zebra Small Cap Equity	513	498	1,011

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2021, the Zebra Small Cap Equity Fund borrowed on average $729,419 for 3 days at an average interest rate of 0.83% with interest charges of $50. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended February 28, 2021, The London Company Income Equity Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap through December 31, 2021. During the period ended February 28, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	9/1/2020 - 12/31/2020	1/1/2021 - 2/28/2021	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
The London Company Income Equity	R6	0.71%	0.71%	$1,703	$–	2023 - 2024
Zebra Small Cap Equity	R5	0.89%	0.89%	26,070	–	2023 - 2024
Zebra Small Cap Equity	Y	0.99%	0.99%	45,612	–	2023 - 2024
Zebra Small Cap Equity	Investor	1.27%	1.27%	15,426	–	2023 - 2024
Zebra Small Cap Equity	A	1.29%	1.21%	1,507	–	2023 - 2024
Zebra Small Cap Equity	C	2.04%	2.02%	1,832	–	2023 - 2024

Of these amounts, $394 and $15,115 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 28, 2021 for The London Company Income Equity Fund and the Zebra Small Cap Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and

27

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

2024. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$–	$2	$–	2022 - 2023
Zebra Small Cap Equity	–	96,027	70,117	2020 - 2021
Zebra Small Cap Equity	–	190,897	–	2021 - 2022
Zebra Small Cap Equity	–	216,267	–	2022 - 2023

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2021, RID collected $22,253 for The London Company Income Equity Fund from the sale of Class A Shares. There were no sales charges collected by RID from the sale of Class A Shares for the Zebra Small Cap Equity Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended February 28, 2021, there were no CDSC fees collected for the Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2021, CDSC fees of $4,191 were collected for the Class C Shares of The London Company Income Equity Fund. There were no CDSC fees collected for the Class C Shares of the Zebra Small Cap Equity Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate

29

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

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Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

American Depository Receipts (“ADRs”) are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Real Estate Investment Trusts

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular asset, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation

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February 28, 2021 (Unaudited)

margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended February 28, 2021, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2021
The London Company Income Equity	410
Zebra Small Cap Equity	11

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

The London Company Income Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts	$–	$–	$–	$–	$319,346	$319,346

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$11,921,704	$11,921,704

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(5,073,324)	$(5,073,324)

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Zebra Small Cap Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts	$–	$–	$–	$–	$12,564	$12,564

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$369,063	$369,063

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$9,261	$9,261

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2021.

The London Company Income Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2021:
	Assets	Liabilities
Long Futures Contracts	$319,346	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$319,346	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(319,346)	$-

	Remaining Contractual Maturity of the Agreements As of February 28, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,569,750	$-	$-	$-	$1,569,750

Total Borrowings	$1,569,750	$-	$-	$-	$1,569,750

Gross amount of recognized liabilities for securities lending transactions					$1,569,750

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Zebra Small Cap Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2021:
	Assets	Liabilities
Long Futures Contracts	$12,564	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$12,564	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(12,564)	$-

	Remaining Contractual Maturity of the Agreements As of February 28, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$361,839	$-	$-	$-	$361,839

Total Borrowings	$361,839	$-	$-	$-	$361,839

Gross amount of recognized liabilities for securities lending transactions					$361,839

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Credit Risk

A Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by a sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. A Fund maybe subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability or be subject to restrictions on sale, and may be difficult to sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

To the extent a Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. Investments in money market funds are subject to interest rate risk, credit risk, and market risk. Although a money market fund seeks to preserve the value of a fund’s investment at $1.00 per share, at times, the share price of money market funds may fall below the $1.00 share price, especially during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Extremely low or negative interest rates may become more prevalent, which could make it difficult for a money market fund to maintain a stable $1.00 per share net asset value without financial support from its sponsor or other persons.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Validation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

As of February 28, 2021, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$1,076,289,902	$431,641,588	$(6,904,150)	$424,737,438
Zebra Small Cap Equity	67,898,975	25,474,317	(1,211,854)	24,262,463

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2020, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
The London Company Income Equity	$–	$–
Zebra Small Cap Equity	3,142,239	345,377

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended February 28, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$186,609,488	$23,921,462
Zebra Small Cap Equity	12,635,550	15,559,820

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2021 were as follows:

Fund	Type of Transaction	August 31, 2020 Shares/Fair Value	Purchases	Sales	February 28, 2021 Shares/Fair Value
The London Company Income Equity	Direct	$75,939,009	$255,061,300	$285,704,826	$45,295,483
The London Company Income Equity	Securities Lending	-	19,014,125	17,444,375	1,569,750
Zebra Small Cap Equity	Direct	1,323,905	8,823,361	9,873,168	274,098
Zebra Small Cap Equity	Securities Lending	241,564	5,672,377	5,552,102	361,839

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received

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Notes to Financial Statements

February 28, 2021 (Unaudited)

from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 28, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$9,658,046	$1,569,750	$8,511,587	$10,081,337
Zebra Small Cap Equity	3,433,215	361,839	3,215,840	3,577,679

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The

39

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2021, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 ClassA
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,787,061	$53,418,803	6,748,271	$108,960,986
Reinvestment of dividends	300,248	5,844,881	864,050	15,922,758
Shares redeemed	(1,578,147)	(30,193,378)	(4,485,388)	(78,972,840)

Net increase in shares outstanding	1,509,162	$29,070,306	3,126,933	$45,910,904

	Y Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	9,867,689	$189,656,298	15,471,519	$264,156,843
Reinvestment of dividends	541,909	10,494,368	1,811,450	33,289,109
Shares redeemed	(5,546,594)	(106,792,940)	(12,830,260)	(214,092,117)

Net increase in shares outstanding	4,863,004	$93,357,726	4,452,709	$83,353,835

	Investor Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	912,102	$17,568,384	1,114,699	$19,606,789
Reinvestment of dividends	43,174	838,112	107,887	1,983,373
Shares redeemed	(550,684)	(10,701,220)	(397,563)	(6,849,866)

Net increase in shares outstanding	404,592	$7,705,276	825,023	$14,740,296

40

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

	A Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,211,355	$23,427,977	2,443,255	$43,347,039
Reinvestment of dividends	38,704	746,254	167,989	3,078,006
Shares redeemed	(430,127)	(8,308,433)	(1,051,750)	(17,920,731)

Net increase in shares outstanding	819,932	$15,865,798	1,559,494	$28,504,314

	C Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	210,366	$4,029,109	788,277	$14,093,305
Reinvestment of dividends	41,458	794,857	225,489	4,118,972
Shares redeemed	(986,170)	(18,915,241)	(2,998,004)	(51,936,965)

Net (decrease) in shares outstanding	(734,346)	$(14,091,275)	(1,984,238)	$(33,724,688)

	R6 Class
	Six Months Ended February 28, 2021		Period ended August 31, 2020
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	249,686	$5,041,112	5,266	$100,000
Reinvestment of dividends	309	6,132	–	–
Shares redeemed	(45)	(919)	–	–

Net increase in shares outstanding	249,950	$5,046,325	5,266	$100,000

	R5 ClassA
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	205,371	$3,497,108	480,148	$6,355,330
Reinvestment of dividends	2,821	48,460	2,813	45,232
Shares redeemed	(99,400)	(1,598,384)	(865,695)	(12,004,712)

Net increase (decrease) in shares outstanding	108,792	$1,947,184	(382,734)	$(5,604,150)

	Y Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	345,339	$5,627,162	1,281,560	$17,753,486
Reinvestment of dividends	19,327	333,970	13,365	216,372
Shares redeemed	(700,470)	(11,442,712)	(1,581,234)	(22,066,453)

Net (decrease) in shares outstanding	(335,804)	$(5,481,580)	(286,309)	$(4,096,595)

	Investor Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	125,305	$1,960,248	284,253	$3,972,917
Reinvestment of dividends	7,071	119,441	3,481	55,244
Shares redeemed	(119,499)	(1,907,651)	(314,723)	(4,196,241)

Net increase (decrease) in shares outstanding	12,877	$172,038	(26,989)	$(168,080)

41

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

	A Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,201	$34,797	25,222	$381,152
Reinvestment of dividends	576	9,751	547	8,704
Shares redeemed	(15,657)	(247,910)	(129,985)	(1,638,008)

Net (decrease) in shares outstanding	(12,880)	$(203,362)	(104,216)	$(1,248,152)

	C Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,175	$17,842	34,457	$497,693
Reinvestment of dividends	38	608	–	–
Shares redeemed	(12,047)	(162,657)	(94,922)	(1,157,954)

Net (decrease) in shares outstanding	(10,834)	$(144,207)	(60,465)	$(660,261)

A Formerly known as Institutional Class.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

42

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$19.14		$18.26	$18.13	$16.13	$15.25	$13.85

Income from investment operations:
Net investment income	0.17		0.36	0.37	0.35	0.33	0.32
Net gains on investments (both realized and unrealized)	0.87		2.07	0.42	2.00	0.97	1.40

Total income from investment operations	1.04		2.43	0.79	2.35	1.30	1.72

Less distributions:
Dividends from net investment income	(0.17)		(0.38)	(0.39)	(0.35)	(0.32)	(0.32)
Distributions from net realized gains	(0.21)		(1.17)	(0.27)	–	(0.10)	–

Total distributions	(0.38)		(1.55)	(0.66)	(0.35)	(0.42)	(0.32)

Net asset value, end of period	$19.80		$19.14	$18.26	$18.13	$16.13	$15.25

Total returnB	5.46	%C	13.81%	4.78%	14.75%	8.64%	12.57%

Ratios and supplemental data:
Net assets, end of period	$348,303,791		$307,794,240	$236,601,692	$240,244,700	$222,730,033	$194,708,612
Ratios to average net assets:
Expenses, before reimbursements	0.75	%D	0.75%	0.73%	0.73%	0.74%	0.75%
Expenses, net of reimbursements	0.75	%D	0.75%	0.73%	0.73%	0.74%	0.77%
Net investment income, before expense reimbursements	1.78	%D	1.99%	2.09%	2.08%	2.12%	2.32%
Net investment income, net of reimbursements	1.78	%D	1.99%	2.09%	2.08%	2.12%	2.30%
Portfolio turnover rate	2	%C	21%	23%	16%	14%	20%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

43

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$19.02		$18.16	$18.04	$16.05	$15.17	$13.79

Income from investment operations:
Net investment income	0.16		0.34	0.36	0.34	0.32	0.32
Net gains on investments (both realized and unrealized)	0.87		2.06	0.41	1.99	0.97	1.37

Total income from investment operations	1.03		2.40	0.77	2.33	1.29	1.69

Less distributions:
Dividends from net investment income	(0.16)		(0.37)	(0.38)	(0.34)	(0.31)	(0.31)
Distributions from net realized gains	(0.21)		(1.17)	(0.27)	–	(0.10)	–

Total distributions	(0.37)		(1.54)	(0.65)	(0.34)	(0.41)	(0.31)

Net asset value, end of period	$19.68		$19.02	$18.16	$18.04	$16.05	$15.17

Total returnA	5.46	%B	13.70%	4.68%	14.69%	8.60%	12.42%

Ratios and supplemental data:
Net assets, end of period	$905,854,512		$783,186,967	$666,792,661	$572,315,652	$663,588,078	$582,952,334
Ratios to average net assets:
Expenses, before reimbursements	0.81	%C	0.81%	0.80%	0.79%	0.81%	0.82%
Expenses, net of reimbursements	0.81	%C	0.81%	0.80%	0.79%	0.81%	0.82%
Net investment income, before expense reimbursements	1.71	%C	1.94%	2.03%	2.00%	2.04%	2.24%
Net investment income, net of reimbursements	1.71	%C	1.94%	2.03%	2.00%	2.04%	2.24%
Portfolio turnover rate	2	%B	21%	23%	16%	14%	20%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

44

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$19.05		$18.19	$18.06	$16.07	$15.19	$13.81

Income from investment operations:
Net investment income	0.14		0.30	0.31	0.30	0.28	0.28
Net gains on investments (both realized and unrealized)	0.87		2.06	0.43	1.98	0.97	1.37

Total income from investment operations	1.01		2.36	0.74	2.28	1.25	1.65

Less distributions:
Dividends from net investment income	(0.14)		(0.33)	(0.34)	(0.29)	(0.27)	(0.27)
Distributions from net realized gains	(0.21)		(1.17)	(0.27)	–	(0.10)	–

Total distributions	(0.35)		(1.50)	(0.61)	(0.29)	(0.37)	(0.27)

Net asset value, end of period	$19.71		$19.05	$18.19	$18.06	$16.07	$15.19

Total returnA	5.32	%B	13.38%	4.45%	14.37%	8.33%	12.13%

Ratios and supplemental data:
Net assets, end of period	$51,322,003		$41,904,048	$24,993,208	$28,343,428	$31,897,528	$29,208,149
Ratios to average net assets:
Expenses, before reimbursements	1.07	%C	1.07%	1.06%	1.05%	1.05%	1.06%
Expenses, net of reimbursements	1.07	%C	1.07%	1.06%	1.05%	1.05%	1.06%
Net investment income, before expense reimbursements	1.45	%C	1.67%	1.75%	1.75%	1.79%	2.01%
Net investment income, net of reimbursements	1.45	%C	1.67%	1.75%	1.75%	1.79%	2.01%
Portfolio turnover rate	2	%B	21%	23%	16%	14%	20%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

45

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$18.93		$18.08	$17.96	$15.98	$15.11	$13.73

Income from investment operations:
Net investment income	0.14		0.30	0.31	0.31	0.27	0.27
Net gains on investments (both realized and unrealized)	0.86		2.05	0.42	1.96	0.96	1.38

Total income from investment operations	1.00		2.35	0.73	2.27	1.23	1.65

Less distributions:
Dividends from net investment income	(0.14)		(0.33)	(0.34)	(0.29)	(0.26)	(0.27)
Distributions from net realized gains	(0.21)		(1.17)	(0.27)	–	(0.10)	–

Total distributions	(0.35)		(1.50)	(0.61)	(0.29)	(0.36)	(0.27)

Net asset value, end of period	$19.58		$18.93	$18.08	$17.96	$15.98	$15.11

Total returnA	5.31	%B	13.44%	4.43%	14.41%	8.24%	12.14%

Ratios and supplemental data:
Net assets, end of period	$111,716,670		$92,490,860	$60,146,845	$60,465,593	$95,206,378	$94,705,221
Ratios to average net assets:
Expenses, before reimbursements	1.04	%C	1.04%	1.05%	1.03%	1.12%	1.13%
Expenses, net of reimbursements	1.04	%C	1.04%	1.05%	1.03%	1.12%	1.13%
Net investment income, before expense reimbursements	1.48	%C	1.71%	1.77%	1.75%	1.73%	1.94%
Net investment income, net of reimbursements	1.48	%C	1.71%	1.77%	1.75%	1.73%	1.94%
Portfolio turnover rate	2	%B	21%	23%	16%	14%	20%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

46

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$18.78		$17.94	$17.83	$15.87	$15.01	$13.65

Income from investment operations:
Net investment income	0.05		0.14	0.17	0.16	0.15	0.17
Net gains on investments (both realized and unrealized)	0.87		2.06	0.42	1.97	0.96	1.36

Total income from investment operations	0.92		2.20	0.59	2.13	1.11	1.53

Less distributions:
Dividends from net investment income	(0.07)		(0.19)	(0.21)	(0.17)	(0.15)	(0.17)
Distributions from net realized gains	(0.21)		(1.17)	(0.27)	–	(0.10)	–

Total distributions	(0.28)		(1.36)	(0.48)	(0.17)	(0.25)	(0.17)

Net asset value, end of period	$19.42		$18.78	$17.94	$17.83	$15.87	$15.01

Total returnA	4.90	%B	12.59%	3.64%	13.53%	7.42%	11.28%

Ratios and supplemental data:
Net assets, end of period	$84,082,452		$95,091,128	$126,444,587	$132,511,310	$149,848,432	$185,308,648
Ratios to average net assets:
Expenses, before reimbursements	1.80	%C	1.81%	1.82%	1.81%	1.86%	1.87%
Expenses, net of reimbursements	1.80	%C	1.81%	1.82%	1.81%	1.86%	1.87%
Net investment income, before expense reimbursements	0.71	%C	0.94%	1.01%	0.98%	0.97%	1.20%
Net investment income, net of reimbursements	0.71	%C	0.94%	1.01%	0.98%	0.97%	1.20%
Portfolio turnover rate	2	%B	21%	23%	16%	14%	20%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

47

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended February 28, 2021		August 25, 2020A to August 31, 2020
	(unaudited)
Net asset value, beginning of period	$19.13		$18.99

Income (loss) from investment operations:
Net investment income (loss)	0.20		(0.01)
Net gains on investments (both realized and unrealized)	0.85		0.15

Total income from investment operations	1.05		0.14

Less distributions:
Dividends from net investment income	(0.17)		–
Distributions from net realized gains	(0.21)		–

Total distributions	(0.38)		–

Net asset value, end of period	$19.80		$19.13

Total returnB	5.53	%C	0.74	%C

Ratios and supplemental data:
Net assets, end of period	$5,053,339		$100,763
Ratios to average net assets:
Expenses, before reimbursements	0.96	%D	0.85	%D
Expenses, net of reimbursements	0.71	%D	0.71	%D
Net investment income (loss), before expense reimbursements	1.50	%D	(3.83	)%D
Net investment income (loss), net of reimbursements	1.75	%D	(3.69	)%D
Portfolio turnover rate	2	%C	21	%C

A	Effective date of class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

48

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$13.77		$14.22	$18.32	$16.04	$14.07	$14.21

Income (loss) from investment operations:
Net investment income	0.10	B	0.14	0.09	0.11	0.24	0.18
Net gains (losses) on investments (both realized and unrealized)	5.67		(0.51)	(2.62)	3.44	1.90	1.15

Total income (loss) from investment operations	5.77		(0.37)	(2.53)	3.55	2.14	1.33

Less distributions:
Dividends from net investment income	(0.15)		(0.08)	(0.09)	(0.03)	(0.17)	(0.06)
Distributions from net realized gains	–		–	(1.48)	(1.24)	–	(1.41)

Total distributions	(0.15)		(0.08)	(1.57)	(1.27)	(0.17)	(1.47)

Net asset value, end of period	$19.39		$13.77	$14.22	$18.32	$16.04	$14.07

Total returnC	42.03	%D	(2.70)%	(12.94)%	22.98%	15.25%	10.46%

Ratios and supplemental data:
Net assets, end of period	$28,775,410		$18,929,000	$24,989,951	$11,722,213	$4,122,461	$2,305,284
Ratios to average net assets:
Expenses, before reimbursements	1.12	%E	1.17%	1.22%	1.23%	1.36%	1.53%
Expenses, net of reimbursementsF	0.89	%E	0.89%	0.89%	0.90%	0.89%	0.89%
Net investment income, before expense reimbursements	1.01	%E	0.54%	0.57%	0.30%	0.80%	0.34%
Net investment income, net of reimbursements	1.24	%E	0.82%	0.90%	0.64%	1.26%	0.97%
Portfolio turnover rate	17	%D	106%	93%	74%	77%	50%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes a significant dividend payment from Tredegar Corp. amounting to $0.0413.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

49

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$13.85		$14.32	$18.45	$16.17	$14.20	$14.33

Income (loss) from investment operations:
Net investment income	0.11	A	0.11	0.13	0.08	0.15	0.12
Net gains (losses) on investments (both realized and unrealized)	5.69		(0.50)	(2.69)	3.47	1.99	1.22

Total income (loss) from investment operations	5.80		(0.39)	(2.56)	3.55	2.14	1.34

Less distributions:
Dividends from net investment income	(0.15)		(0.08)	(0.09)	(0.03)	(0.17)	(0.06)
Distributions from net realized gains	–		–	(1.48)	(1.24)	–	(1.41)

Total distributions	(0.15)		(0.08)	(1.57)	(1.27)	(0.17)	(1.47)

Net asset value, end of period	$19.50		$13.85	$14.32	$18.45	$16.17	$14.20

Total returnB	42.01	%C	(2.82)%	(13.02)%	22.79%	15.11%	10.44%

Ratios and supplemental data:
Net assets, end of period	$43,132,952		$35,283,932	$40,575,598	$47,832,660	$18,631,514	$10,988,456
Ratios to average net assets:
Expenses, before reimbursements	1.23	%D	1.26%	1.24%	1.27%	1.41%	1.58%
Expenses, net of reimbursementsE	0.99	%D	0.99%	0.99%	1.00%	0.99%	0.99%
Net investment income, before expense reimbursements	0.89	%D	0.45%	0.55%	0.26%	0.54%	0.28%
Net investment income, net of reimbursements	1.13	%D	0.72%	0.80%	0.54%	0.96%	0.87%
Portfolio turnover rate	17	%C	106%	93%	74%	77%	50%

A	Net investment income includes a significant dividend payment from Tredegar Corp. amounting to $0.0381.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

50

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$13.54		$14.03	$18.14	$15.95	$14.05	$14.22

Income (loss) from investment operations:
Net investment income	0.07	A	0.06	0.12	0.02	0.14	0.28
Net gains (losses) on investments (both realized and unrealized)	5.59		(0.49)	(2.68)	3.43	1.93	1.00

Total income (loss) from investment operations	5.66		(0.43)	(2.56)	3.45	2.07	1.28

Less distributions:
Dividends from net investment income	(0.14)		(0.06)	(0.07)	(0.02)	(0.17)	(0.04)
Distributions from net realized gains	–		–	(1.48)	(1.24)	–	(1.41)

Total distributions	(0.14)		(0.06)	(1.55)	(1.26)	(0.17)	(1.45)

Net asset value, end of period	$19.06		$13.54	$14.03	$18.14	$15.95	$14.05

Total returnB	41.89	%C	(3.12)%	(13.26)%	22.47%	14.77%	10.07%

Ratios and supplemental data:
Net assets, end of period	$16,693,426		$11,690,371	$12,486,352	$10,398,506	$10,766,976	$7,620,538
Ratios to average net assets:
Expenses, before reimbursements	1.50	%D	1.60%	1.50%	1.44%	1.58%	1.74%
Expenses, net of reimbursementsE	1.27	%D	1.27%	1.27%	1.28%	1.27%	1.27%
Net investment income, before expense reimbursements	0.64	%D	0.11%	0.27%	0.08%	0.41%	0.09%
Net investment income, net of reimbursements	0.87	%D	0.44%	0.50%	0.24%	0.72%	0.56%
Portfolio turnover rate	17	%C	106%	93%	74%	77%	50%

A	Net investment income includes a significant dividend payment from Tredegar Corp. amounting to $0.0398.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

51

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020		2019		2018		2017	2016

	(unaudited)
Net asset value, beginning of period	$13.57		$14.05		$18.15		$15.96		$14.06	$14.22

Income (loss) from investment operations:
Net investment income	0.07	AB	0.06	A	0.08	A	0.03	A	0.16	0.10
Net gains (losses) on investments (both realized and unrealized)	5.59		(0.49)		(2.64)		3.42		1.91	1.18

Total income (loss) from investment operations	5.66		(0.43)		(2.56)		3.45		2.07	1.28

Less distributions:
Dividends from net investment income	(0.13)		(0.05)		(0.06)		(0.02)		(0.17)	(0.03)
Distributions from net realized gains	–		–		(1.48)		(1.24)		–	(1.41)

Total distributions	(0.13)		(0.05)		(1.54)		(1.26)		(0.17)	(1.44)

Net asset value, end of period	$19.10		$13.57		$14.05		$18.15		$15.96	$14.06

Total returnC	41.81	%D	(3.10)%		(13.26)%		22.43%		14.76%	10.04%

Ratios and supplemental data:
Net assets, end of period	$1,425,092		$1,187,137		$2,693,316		$5,063,046		$6,801,568	$5,212,114
Ratios to average net assets:
Expenses, before reimbursements	1.50	%E	1.47%		1.53%		1.54%		1.73%	1.90%
Expenses, net of reimbursementsF	1.26	%EG	1.29%		1.29%		1.29%		1.29%	1.29%
Net investment income (loss), before expense reimbursements	0.64	%E	0.23%		0.27%		(0.04)%		0.28%	(0.04)%
Net investment income, net of reimbursements	0.88	%E	0.41%		0.51%		0.20%		0.71%	0.57%
Portfolio turnover rate	17	%D	106%		93%		74%		77%	50%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Tredegar Corp. amounting to $0.0377.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.

See accompanying notes

52

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018		2017	2016

	(unaudited)
Net asset value, beginning of period	$12.73		$13.23	$17.26	$15.32		$13.53	$13.81

Income (loss) from investment operations:
Net investment income (loss)	0.01	AB	(0.30)	(0.06)	(0.09	)A	0.03	0.10
Net gains (losses) on investments (both realized and unrealized)	5.24		(0.20)	(2.49)	3.27		1.86	1.03

Total income (loss) from investment operations	5.25		(0.50)	(2.55)	3.18		1.89	1.13

Less distributions:
Dividends from net investment income	(0.01)		–	–	–		(0.10)	–
Distributions from net realized gains	–		–	(1.48)	(1.24)		–	(1.41)

Total distributions	(0.01)		–	(1.48)	(1.24)		(0.10)	(1.41)

Net asset value, end of period	$17.97		$12.73	$13.23	$17.26		$15.32	$13.53

Total returnC	41.21	%D	(3.78)%	(13.97)%	21.55%		13.97%	9.17%

Ratios and supplemental data:
Net assets, end of period	$1,937,873		$1,509,950	$2,370,089	$3,286,562		$2,207,090	$1,838,434
Ratios to average net assets:
Expenses, before reimbursements	2.26	%E	2.28%	2.29%	2.29%		2.47%	2.65%
Expenses, net of reimbursementsF	2.03	%EG	2.04%	2.04%	2.05%		2.04%	2.04%
Net investment (loss), before expense reimbursements	(0.14	)%E	(0.57)%	(0.49)%	(0.78)%		(0.42)%	(0.78)%
Net investment income (loss), net of reimbursements	0.09	%E	(0.33)%	(0.24)%	(0.53)%		0.01%	(0.18)%
Portfolio turnover rate	17	%D	106%	93%	74%		77%	50%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Tredegar Corp. amounting to $0.0365.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.

See accompanying notes

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Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com approximately 60 days after the end of each quarter for the Zebra Small Cap Equity Fund and 20 days after the end of each month for The London Company Income Equity Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 2/21

American Beacon®
FUNDS

2021 SEMI-ANNUAL REPORT

February 28, 2021

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links'' and then ''Register for E-Delivery.''

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-345-5954, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

SIM_SPFL 02/21

About American Beacon Advisors, Inc.

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, Inc., you can put the experience of a multi-billion dollar asset management firm to work for your company.

SIM HIGH YIELD OPPORTUNITIES FUND

Investing in high-yield securities (commonly referred to as “junk bonds”), including loans, restricted securities and floating rate securities, is subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SOUND POINT FLOATING RATE INCOME FUND

Investing in high-yield securities (commonly referred to as “junk bonds”), including loans, CLOs, restricted securities and floating rate securities, is subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. In addition, loans are subject to the risk that the Fund may not be able to obtain the collateral securing the loan in a timely manner, and the value of the collateral may not cover the amount owed on the loan. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Advisors	February 28, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, headlines pertaining to the COVID-19 pandemic and the U.S. presidential election dominated the 24-hour news cycle. Chances are, the ongoing media coverage of sickness and death, the development and rollout of vaccines, unemployment and underemployment, food and housing insecurities, civil unrest and disobedience, and the transition of government leadership has left you longing for the possibility of brighter days ahead.

During periods of uncertainty, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may capsize future plans. We encourage investors to remain focused on the horizon by working with financial professionals to make thoughtful adjustments based on changing needs and long-term financial goals.

Our three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to maintain your bearing. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for continuing to stay the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2021 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned 10.05% for the six months ended February 28, 2021. The Fund outperformed the ICE BofA U.S. High Yield Index (the “Index”) return of 6.14% for the same period.

Total Returns for the Period ended February 28, 2021

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,4)	SHOIX	10.31%	12.56%	6.83%	8.89%	7.04%
Y Class (1,2,4)	SHOYX	10.29%	12.37%	6.77%	8.84%	6.95%
Investor Class (1,2,4)	SHYPX	10.05%	11.95%	6.45%	8.52%	6.64%
A Class without sales charge (1,2,4)	SHOAX	10.17%	12.11%	6.36%	8.44%	6.56%
A Class with sales Charge (1,2,4)	SHOAX	4.93%	6.75%	4.65%	7.39%	6.04%
C Class without sales charge (1,2,4)	SHOCX	9.82%	11.35%	5.72%	7.74%	5.85%
C Class with sales charge (1,2,4)	SHOCX	8.82%	10.35%	5.72%	7.74%	5.85%

ICE BofA US High Yield Index (3)		6.14%	8.62%	6.25%	8.84%	6.34%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of fees charged to the R5 Class of the Fund was waived from Fund inception through 2018 and partially recovered in 2019. Performance prior to waiving fees was lower than actual returns shown for inception through 2018. A portion of fees charged to the Investor Class of the Fund was waived in 2011 and 2012, partially recovered in 2013 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2011 and 2012. A portion of fees charged to the Y Class of the Fund was waived from 2011 through 2013, fully recovered in 2015 and waived in 2016. Performance prior to waiving fees was lower than actual returns shown for 2011 through 2013 and for 2016. A portion of fees charged to the A and C Classes of the Fund was waived from 2011 through 2014, partially recovered in 2015 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2011 through 2014.

3.

The ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated, below-investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below-investment-grade rating and an investment-grade rated country of risk. In addition, qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.86%, 0.90%, 1.18%, 1.15%, 1.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Issue selection within the Fund’s Energy and Finance sectors contributed the most to relative performance. Conversely, the Fund’s issue selection within the Consumer and Manufacturing sectors detracted from the Fund’s relative returns.

From a sector allocation standpoint, overweighting the Transportation sector contributed positively to relative performance. Conversely, an overweight to the Service sector detracted from the Fund’s relative return.

From a credit quality selection perspective, the Fund’s relative performance was helped by issue selection within the B-rated and Not-Rated credit categories. Conversely, the Fund’s issue selection within the BB-rated credit category hurt relative returns.

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2021 (Unaudited)

From a credit quality allocation standpoint, the Fund’s significant underweight to the BB-rated credit category and overweight to the BBB-rated credit category contributed positively to the Fund’s relative performance. Conversely, the Fund’s underweight to the CCC-rated credit category detracted from relative returns.

The sub-advisor’s investment process of identifying long-term secular themes and seeking out-of-favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026		2.1
CES Energy Solutions Corp., 6.375%, Due 10/21/2024		2.0
Athabasca Oil Corp., 9.875%, Due 2/24/2022		1.9
Baytex Energy Corp., 8.750%, Due 4/1/2027		1.7
Churchill Downs, Inc., 4.750%, Due 1/15/2028		1.6
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022		1.6
Elanco Animal Health, Inc., 5.900%, Due 8/28/2028		1.6
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025		1.6
Station Casinos LLC, 4.500%, Due 2/15/2028		1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028		1.6

Total Fund Holdings	91

Sector Allocation (% Investments)
Consumer, Non-Cyclical		31.6
Industrial		21.5
Consumer, Cyclical		17.5
Energy		15.8
Communications		6.6
Technology		5.5
Financial		1.5

Country Allocation (% Fixed Income)
United States		77.6
Canada		10.9
United Kingdom		2.7
Norway		2.3
Netherlands		1.6
Monaco		1.5
Chile		1.3
Greece		1.2
Brazil		0.9

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 28, 2021 (Unaudited)

The Investor Class of the American Beacon Sound Point Floating Rate Income Fund (the “Fund”) returned 7.20% for the six months ended February 28, 2021. The Fund outperformed the Credit Suisse Leveraged Loan Index (the “Index”) return of 6.38% for the same period.

Total Returns for the Period ended February 28, 2021

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 12/3/2012
R5 Class (1,2,6)	SPFLX	7.37%	2.49%	2.22%	4.16%	4.73%
Y Class (1,2,3,6)	SPFYX	7.45%	2.42%	2.18%	4.09%	4.66%
Investor Class (1,2,3,6)	SPFPX	7.20%	2.03%	1.84%	3.83%	4.49%
A Class without sales charge (1,2,3,6)	SOUAX	7.21%	1.99%	1.88%	3.79%	4.46%
A Class with sales Charge (1,2,3,6)	SOUAX	4.49%	(0.51)%	1.01%	3.26%	4.14%
C Class without sales charge (1,2,3,6)	SOUCX	6.90%	1.31%	1.15%	3.03%	3.98%
C Class with sales charge (1,2,3,6)	SOUCX	5.90%	0.31%	1.15%	3.03%	3.98%
SP Class (1,2,4,6)	SPFRX	7.20%	2.10%	1.87%	3.84%	4.47%

Credit Suisse Leveraged Loan Index (5)		6.38%	5.65%	4.22%	5.87%	4.41%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from Fund inception through 2017 and partially recovered in 2018 and 2019. Performance prior to waiving fees was lower than actual returns shown for Fund inception through 2017. A portion of the fees charged to the Investor Class of the Fund was waived from Fund inception through 2016 and fully recovered in 2017. Performance prior to waiving fees was lower than returns shown for inception through 2016. A portion of the fees charged to the Y Class of the Fund was waived from Fund inception through 2016 and fully recovered in 2017. Performance prior to waiving was lower than actual returns shown for inception through 2016. A portion of the fees charged to A and C Classes was waived from Fund inception through 2016, and partially recovered in 2017 and 2018. Performance prior to waiving fees was lower than actual returns shown for inception through 2016. A portion of fees charged to the SP Class of the Fund was waived from Fund inception through 2016 and partially recovered from 2017 through 2019. Performance prior to waiving fees was lower than actual returns shown for inception through 2016.

3.

Fund performance represents the returns achieved by the R5 Class from 12/3/12 up to 12/11/15, the inception date of the Y, Investor, A, and C Classes and the returns of each Class since its inception. Expenses of the R5 Class are lower than the other Classes. Therefore, total returns shown may be higher than they would have been had the Y, Investor, A, and C Classes been in existence since 12/3/12.

4.

Fund performance represents the returns achieved by the R5 Class from 12/3/12 up to 5/30/14, the inception date of the SP Class, and the returns of the SP Class since its inception. Expenses of the R5 Class are lower than the SP Class. Therefore, total returns shown may be higher than they would have been had the SP Class been in existence since 12/3/12.

5.	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C and SP Class shares were 0.91%, 0.97%, 1.25%, 1.18%, 1.95% and 1.17%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund benefitted primarily from its investments in the medium-to-smaller sized companies with slightly lower average credit quality (and higher yields) as they outperformed during the period. Issuers rated near or below single-B outperformed, while issuers rated double-B and higher lagged. Likewise, smaller issuers in the Index, with under $1 billion outstanding, outperformed while larger issuers with over $1 billion outstanding lagged.

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 28, 2021 (Unaudited)

The low interest rate and narrow credit spread environment encouraged investors to seek higher yields in a variety of market segments, and record amounts of stimulus from the Federal Reserve Bank and Congress supported greater risk tolerance. Additionally, the secured nature of bank loan obligations was appealing to investors relative to traditional, unsecured high-yield bonds, and improved demand from the collateralized loan obligation (CLO) market provided another steady source of loan buyers.

Offsetting the benefits of the Fund’s issuer size and quality was slight underperformance from the Fund’s avoidance of certain highly leveraged and volatile sectors, such as Mining, Energy and Leisure, that posted strong returns during the period following a resolution of the U.S. elections and in anticipation of vaccine approvals. By comparison, the Fund was overweight the more stable Media/Telecom and Technology sectors that performed in line with the Index.

Given the historic market disruption resulting from the pandemic, the Fund benefitted by identifying mini bull-market themes created from the stay-at-home environment, including home improvement, take-out dining, internet connectivity and aftermarket autos. Additionally, given declining interest rates, the Fund increased its allocation to loans with interest rate floors, which helped to maintain its yield advantage, relative to the Index, during the period.

Despite the unusual environment, the Fund sought to maintain a diversified portfolio of resilient issuers and avoided the more volatile sectors of the market. The Fund identified opportunity across the credit spectrum and concentrated on issuers with capacity to endure the pandemic. Over time, the strategy aims to generate higher yield and lower volatility than the Index over a full market cycle.

Top Ten Holdings (% Net Assets)
Mileage Plus Holdings LLC, 6.250%, Due 6/25/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)		1.4
Jane Street Group, LLC, 2.865%, Due 1/26/2028, 2021 Term Loan, (1-mo. LIBOR + 2.750%)		1.1
NPC International, Inc., 5.750%, Due 4/19/2024, 1st Lien Term Loan, (3-mo. PRIME + 2.500%)		1.1
William Morris Endeavor Entertainment LLC, 9.500%, Due 5/18/2025, 2020 Term Loan B2, (3-mo. LIBOR + 8.500%)		1.1
Grab Holdings, Inc., 5.500%, Due 1/29/2026, Term Loan B, (6-mo. LIBOR + 4.500%)		1.0
LogMeIn, Inc., 4.874%, Due 8/31/2027, Term Loan B, (1-mo. LIBOR + 4.750%)		1.0
VFH Parent LLC, 3.111%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)		1.0
Amynta Agency Borrower, Inc., 4.615%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)		0.9
McGraw-Hill Global Education Holdings LLC, 4.987%, Due 11/1/2024, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)		0.9
SMB Shipping Logistics LLC, 5.000%, Due 2/2/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%, 6-mo. LIBOR + 4.000%)		0.9

Total Fund Holdings	291

Sector Allocations (% Investments)
Consumer, Cyclical		22.6
Technology		16.6
Consumer, Non-Cyclical		16.2
Industrial		14.2
Communications		14.0
Financial		8.0
Basic Materials		2.8
Energy		2.6
Utilities		1.2
Diversified		0.9
Consumer Discretionary		0.8
Health Care		0.1

American Beacon FundsSM

Expense Examples

February 28, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

February 28, 2021 (Unaudited)

American Beacon SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Expenses Paid During Period 9/1/2020-2/28/2021*
R5 Class
Actual	$1,000.00	$1,103.10	$4.17
Hypothetical**	$1,000.00	$1,020.83	$4.01
Y Class
Actual	$1,000.00	$1,102.90	$4.43
Hypothetical**	$1,000.00	$1,020.58	$4.26
Investor Class
Actual	$1,000.00	$1,100.50	$5.94
Hypothetical**	$1,000.00	$1,019.14	$5.71
A Class
Actual	$1,000.00	$1,101.70	$5.84
Hypothetical**	$1,000.00	$1,019.24	$5.61
C Class
Actual	$1,000.00	$1,098.20	$9.68
Hypothetical**	$1,000.00	$1,015.57	$9.30

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 0.85%, 1.14%, 1.12%, and 1.86% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Sound Point Floating Rate Income Fund

	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Expenses Paid During Period 9/1/2020-2/28/2021*
R5 Class
Actual	$1,000.00	$1,073.70	$4.47
Hypothetical**	$1,000.00	$1,020.48	$4.36
Y Class
Actual	$1,000.00	$1,074.50	$4.84
Hypothetical**	$1,000.00	$1,020.13	$4.71
Investor Class
Actual	$1,000.00	$1,072.00	$6.22
Hypothetical**	$1,000.00	$1,018.79	$6.06
A Class
Actual	$1,000.00	$1,072.10	$5.91
Hypothetical**	$1,000.00	$1,019.09	$5.76
C Class
Actual	$1,000.00	$1,069.00	$9.85
Hypothetical**	$1,000.00	$1,015.27	$9.59
SP Class
Actual	$1,000.00	$1,072.00	$5.91
Hypothetical**	$1,000.00	$1,019.09	$5.76

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.87%, 0.94%, 1.21%, 1.15%, 1.92%, and 1.15% for the R5, Y, Investor, A, C, and SP Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 1.05%

Energy - 0.81%

Oil, Gas & Consumable Fuels - 0.81%
KNOT Offshore Partners LP	545,424	$9,064,947
Pioneer Energy Services Corp.A B	75,602	897,396

		9,962,343

Total Energy		9,962,343

Financials - 0.24%

Mortgage Real Estate Investment Trusts (REITs) - 0.24%
Annaly Capital Management, Inc.	359,000	2,983,290

Total Common Stocks (Cost $12,422,655)		12,945,633

	Principal Amount*

CORPORATE OBLIGATIONS - 71.61%

Communications - 6.37%

Advertising - 0.96%
Lamar Media Corp., 3.625%, Due 1/15/2031C	$11,975,000	11,832,857

Internet - 2.59%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
5.250%, Due 12/1/2027C	8,665,000	9,098,250
3.500%, Due 3/1/2029C	6,000,000	5,970,000
VeriSign, Inc., 4.750%, Due 7/15/2027	15,940,000	16,836,625

		31,904,875

Media - 1.38%
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, Due 8/15/2027C	14,740,000	7,591,100
Townsquare Media, Inc., 6.875%, Due 2/1/2026C	9,080,000	9,494,275

		17,085,375

Telecommunications - 1.44%
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 9.875%, Due 5/1/2024C	16,779,000	17,702,684

Total Communications		78,525,791

Consumer, Cyclical - 14.39%

Entertainment - 5.60%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025C	14,605,000	14,498,091
Churchill Downs, Inc., 4.750%, Due 1/15/2028C	19,277,000	20,010,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, Due 2/15/2023C	17,827,000	18,183,540
Six Flags Entertainment Corp., 5.500%, Due 4/15/2027C	15,990,000	16,327,989

		69,020,495

Household Products/Wares - 1.16%
CD&R Smokey Buyer, Inc., 6.750%, Due 7/15/2025C	13,425,000	14,264,063

Leisure Time - 1.13%
Carnival Corp., 6.650%, Due 1/15/2028	13,230,000	13,957,650

Lodging - 4.12%
Boyd Gaming Corp., 4.750%, Due 12/1/2027	18,769,000	19,090,888
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028	6,945,000	6,962,363
Marriott Ownership Resorts, Inc. / ILG LLC, 6.500%, Due 9/15/2026	5,330,000	5,530,728
Station Casinos LLC, 4.500%, Due 2/15/2028C	19,200,000	19,128,000

		50,711,979

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 71.61% (continued)

Consumer, Cyclical - 14.39% (continued)

Retail - 2.38%
Brinker International, Inc.,
3.875%, Due 5/15/2023	$11,135,000	$11,162,837
5.000%, Due 10/1/2024C	2,420,000	2,516,800
QVC, Inc., 5.950%, Due 3/15/2043	15,136,000	15,590,080

		29,269,717

Total Consumer, Cyclical		177,223,904

Consumer, Non-Cyclical - 25.46%

Agriculture - 1.00%
Darling Ingredients, Inc., 5.250%, Due 4/15/2027C	11,640,000	12,251,100

Commercial Services - 2.17%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C	16,948,000	17,583,550
TriNet Group, Inc., 3.500%, Due 3/1/2029C	9,260,000	9,187,679

		26,771,229

Food - 5.96%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024C	2,165,000	2,246,447
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030C	15,574,000	17,442,880
Pilgrim’s Pride Corp., 5.875%, Due 9/30/2027C	17,731,000	19,022,703
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 4.625%, Due 3/1/2029C	15,225,000	15,421,403
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	18,795,000	19,315,622

		73,449,055

Health Care - Products - 2.13%
Avantor Funding, Inc., 4.625%, Due 7/15/2028C	10,640,000	11,092,413
Teleflex, Inc., 4.625%, Due 11/15/2027	14,370,000	15,142,387

		26,234,800

Health Care - Services - 12.04%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028C	12,028,000	12,689,540
Centene Corp., 3.000%, Due 10/15/2030	8,690,000	8,826,433
Charles River Laboratories International, Inc., 5.500%, Due 4/1/2026C	14,191,000	14,794,117
HCA, Inc., 3.500%, Due 9/1/2030	15,495,000	16,018,282
IQVIA, Inc., 5.000%, Due 5/15/2027C	13,710,000	14,344,088
MEDNAX, Inc., 6.250%, Due 1/15/2027C	17,675,000	18,668,512
Molina Healthcare, Inc., 3.875%, Due 11/15/2030C	5,042,000	5,255,730
Select Medical Corp., 6.250%, Due 8/15/2026C	12,985,000	13,893,950
Syneos Health, Inc., 3.625%, Due 1/15/2029C	11,932,000	11,693,360
Tenet Healthcare Corp., 4.875%, Due 1/1/2026C	18,190,000	18,802,821
Universal Health Services, Inc., 5.000%, Due 6/1/2026C	13,016,000	13,373,940

		148,360,773

Pharmaceuticals - 2.16%
Elanco Animal Health, Inc., 5.900%, Due 8/28/2028	16,965,000	19,679,400
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027C	6,468,000	6,872,250

		26,551,650

Total Consumer, Non-Cyclical		313,618,607

Energy - 4.25%

Oil & Gas - 4.25%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C	27,005,000	25,992,312
California Resources Corp., 7.125%, Due 2/1/2026C	7,880,000	7,884,925

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 71.61% (continued)

Energy - 4.25% (continued)

Oil & Gas - 4.25% (continued)
Murphy Oil Corp.,
5.875%, Due 12/1/2027	$13,100,000	$12,903,500
6.375%, Due 12/1/2042	5,975,000	5,541,813

		52,322,550

Total Energy		52,322,550

Financial - 1.19%

REITS - 1.19%
MPT Operating Partnership LP / MPT Finance Corp.,
4.625%, Due 8/1/2029	8,175,000	8,789,392
3.500%, Due 3/15/2031	5,795,000	5,896,992

		14,686,384

Total Financial		14,686,384

Industrial - 14.59%

Aerospace/Defense - 1.62%
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025C	19,105,000	19,940,844

Engineering & Construction - 2.66%
AECOM,
5.875%, Due 10/15/2024	11,759,000	13,052,490
5.125%, Due 3/15/2027	1,776,000	1,939,925
KBR, Inc., 4.750%, Due 9/30/2028C	17,281,000	17,756,227

		32,748,642

Environmental Control - 1.41%
Stericycle, Inc., 3.875%, Due 1/15/2029C	17,281,000	17,404,559

Machinery - Construction & Mining - 1.29%
BWX Technologies, Inc., 5.375%, Due 7/15/2026C	15,381,000	15,919,335

Machinery - Diversified - 1.60%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024C	19,595,000	19,692,975

Transportation - 6.01%
Borealis Finance LLC, 7.500%, Due 11/16/2023C	18,109,555	18,426,472
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022	16,628,476	16,836,332
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, Due 11/15/2021C	20,540,000	15,764,450
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022C	17,840,000	16,145,200
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.750%, Due 7/1/2025C	6,225,000	6,863,063

		74,035,517

Total Industrial		179,741,872

Technology - 5.36%

Computers - 3.06%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028C	13,615,000	13,966,479
Leidos, Inc.,
7.125%, Due 7/1/2032	9,520,000	12,960,243
5.500%, Due 7/1/2033	8,771,000	10,719,653

		37,646,375

Semiconductors - 2.30%
Entegris, Inc., 4.625%, Due 2/10/2026C	14,596,000	15,072,267

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 71.61% (continued)

Technology - 5.36% (continued)

Semiconductors - 2.30% (continued)
Qorvo, Inc., 3.375%, Due 4/1/2031C		$13,322,000	$13,288,695

			28,360,962

Total Technology			66,007,337

Total Corporate Obligations (Cost $855,922,891)			882,126,445

CONVERTIBLE OBLIGATIONS - 2.87%

Consumer, Non-Cyclical - 1.12%

Food - 1.12%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024		13,130,000	13,852,628

Energy - 0.99%

Oil & Gas - 0.99%
Pioneer Energy Services Corp., 5.000%, Due 11/15/2025, PIK (in-kind rate 5.000%)A B C		12,680,773	12,143,108

Industrial - 0.76%

Electronics - 0.76%
Vishay Intertechnology, Inc., 2.250%, Due 06/15/2025		8,483,000	9,427,884

Total Convertible Obligations (Cost $29,871,779)			35,423,620

FOREIGN CONVERTIBLE OBLIGATIONS - 1.46% (Cost $17,234,612)

Industrial - 1.46%

Transportation - 1.46%
Scorpio Tankers, Inc., 3.000%, Due 05/15/2022		18,191,000	17,998,550

FOREIGN CORPORATE OBLIGATIONS - 20.10%

Consumer, Cyclical - 2.64%

Entertainment - 2.64%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023D	GBP	12,800,000	18,729,067
William Hill PLC, 4.750%, Due 5/1/2026D	GBP	8,812,000	13,823,766

			32,552,833

Total Consumer, Cyclical			32,552,833

Consumer, Non-Cyclical - 4.05%

Agriculture - 1.57%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022C		18,847,000	19,365,292

Food - 2.48%
Minerva Luxembourg S.A., 6.500%, Due 9/20/2026C		9,725,000	10,211,250
Nova Austral S.A.,
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)C D		21,055,367	13,896,542
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)E		10,349,616	1,034,962
Premium Brands Holdings Corp., 4.200%, Due 9/30/2027F	CAD	6,470,000	5,321,659

			30,464,413

Total Consumer, Non-Cyclical			49,829,705

Energy - 9.33%

Oil & Gas - 9.33%
Athabasca Oil Corp., 9.875%, Due 2/24/2022C		34,996,000	23,447,320
Baytex Energy Corp., 8.750%, Due 4/1/2027C		23,115,000	20,373,330
CES Energy Solutions Corp., 6.375%, Due 10/21/2024C	CAD	31,125,000	24,580,092
OKEA ASA,
6.738%, Due 6/28/2023, (3-mo. USD LIBOR + 6.500%)D G		16,600,000	16,600,000
8.750%, Due 12/11/2024		11,100,000	11,062,669

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount*	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 20.10% (continued)

Energy - 9.33% (continued)

Oil & Gas - 9.33% (continued)
Vermilion Energy, Inc., 5.625%, Due 3/15/2025C	$20,440,000	$18,907,000

		114,970,411

Total Energy		114,970,411

Industrial - 4.08%

Machinery - Diversified - 1.43%
ATS Automation Tooling Systems, Inc., 4.125%, Due 12/15/2028C	17,330,000	17,525,829

Transportation - 2.65%
Diana Shipping, Inc., 9.500%, Due 9/27/2023	14,100,000	14,311,500
MPC Container Ships Invest B.V., 4.986%, Due 3/22/2023, (3-mo. USD LIBOR + 4.750%)D G	18,406,933	18,360,916

		32,672,416

Total Industrial		50,198,245

Total Foreign Corporate Obligations (Cost $245,085,611)		247,551,194

	Shares

SHORT-TERM INVESTMENTS - 2.39% (Cost $29,392,897)

Investment Companies - 2.39%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	29,392,897	29,392,897

TOTAL INVESTMENTS - 99.48% (Cost $1,189,930,445)		1,225,438,339
OTHER ASSETS, NET OF LIABILITIES - 0.52%		6,397,309

TOTAL NET ASSETS - 100.00%		$1,231,835,648

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $13,040,504 or 1.06% of net assets.

B Value was determined using significant unobservable inputs.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $785,822,573 or 63.79% of net assets. The Fund has no right to demand registration of these securities.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F Callable security.

G Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on February 28, 2021.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

Short Futures Contracts Open on February 28, 2021:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	381	March 2021	$(31,865,325)	$(33,208,913)	$(1,343,588)
Canadian Dollar Currency Futures	389	March 2021	(30,469,392)	(30,612,355)	(142,963)

			$(62,334,717)	$(63,821,268)	$(1,486,551)

Glossary:

Currency Abbreviations:
CAD	Canadian Dollar
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2021, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,048,237	$-	$897,396	$12,945,633
Corporate Obligations	-	882,126,445	-	882,126,445
Convertible Obligations	-	23,280,512	12,143,108	35,423,620
Foreign Convertible Obligations	-	17,998,550	-	17,998,550
Foreign Corporate Obligations	-	247,551,194	-	247,551,194
Short-Term Investments	29,392,897	-	-	29,392,897

Total Investments in Securities - Assets	$41,441,134	$1,170,956,701	$13,040,504	$1,225,438,339

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,486,551)	$-	$-	$(1,486,551)

Total Financial Derivative Instruments - Liabilities	$(1,486,551)	$-	$-	$(1,486,551)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2021, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2020	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 2/28/2021	Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$821,794	$-	$-	$-	$-	$75,602	$-	$-	$897,396	$114,921
Convertible Obligations	12,412,725	285,773	-	71,979	-	(627,369)	-	-	12,143,108	272,754

	$13,234,519	$285,773	$-	$71,979	$-	$(551,767)	$-	$-	$13,040,504	$387,675

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuation of the asset categorized within Level 3 of the fair value hierarchy:

Security Type	Fair Value at 2/28/2021	Valuation Technique	Unobservable Inputs	Input Assumptions	Fair Value at 2/28/2021 per share
Common Stock	$897,396	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount(1)	11.87 USD
Convertible Obligations	$12,143,108	Black Scholes Model, Comparable Bond	Common Stock Valuation Estimate, Implied Benchmark Yield, Equity Volatility	Common Stock Valuation Estimate, Implied Benchmark Yield, Equity Volatility(2)	95.76 USD

(1)

An EBITDA estimate for 2021 for the convertible obligation was used at period end. The EV / EBITDA multiple was revised to 7.73x as a result of downward revisions to the multiples for comparable companies. A 30% illiquidity discount has been applied to the enterprise value. An increase in EBITDA estimates or comparable company multiples would result in an increase in the valuation and conversely a decrease in either of these unobservable inputs would result in a decrease to the valuation. An increase to the illiquidity discount would result in a decrease to the valuation and conversely a decrease in the illiquidity discount would result in a valuation increase.

(2)

The common stock valuation for the convertible obligation was estimated based on documents filed with the Chapter 11 bankruptcy court. An implied benchmark yield of 9.195% was used. The benchmark yield was derived from a custom bond sector curve. Equity volatility of 65% was used. An increase in the common stock valuation estimate would result in an increase in the valuation and conversely a decrease in the unobservable would result in a decrease to the valuation. An increase in the implied benchmark yield would result in a decrease in the valuation and conversely a decrease in this unobservable input would result in an increase to the valuation. An increase in the equity volatility would result in an increase in the valuation and conversely a decrease in the unobservable input would result in a decrease in the valuation.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.75%

Consumer Discretionary - 0.74%

Commercial Services & Supplies - 0.04%
Constellis Holdings LLCA	69,609	$243,632

Diversified Consumer Services - 0.00%
Tweddle Group, Inc.A B C	2,722	-

Entertainment - 0.70%
Cirque Du Soleil, Inc.	698,070	3,978,999
Deluxe EntertainmentA B C	102,794	-

		3,978,999

Total Consumer Discretionary		4,222,631

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LPA	336,500	3,365

Financials - 0.00%

Diversified Financial Services - 0.00%
RCS 2L EscrowA B C	667	-

Information Technology - 0.01%

Communications Equipment - 0.01%
4L Technologies, Inc.A	140,935	70,467
Internap Corp.A	87,247	873

		71,340

Total Information Technology		71,340

Total Common Stocks (Cost $2,240,105)		4,297,336

WARRANTS - 0.00% (Cost $15,287)

Consumer Cyclical - 0.00%
CDS US Intermediate Holdings, Inc.A B C	485,314	-

PREFERRED STOCKS - 0.31% (Cost $2,070,155)

Energy - 0.31%

Oil, Gas & Consumable Fuels - 0.31%
Southcross Energy Partners LPA	2,635,755	1,757,954

	Principal Amount

BANK LOAN OBLIGATIONSD - 90.54%

Basic Materials - 2.68%

Chemicals - 1.84%
Archroma Finance SARL, 4.361% - 4.504%, Due 8/12/2024, USD 2017 Term Loan B2, (1-mo. LIBOR + 4.250%, 3-mo. LIBOR + 4.250%)	$1,608,985	1,570,771
Ascend Performance Materials Operations LLC, 5.500%, Due 8/27/2026, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	1,482,238	1,500,765
ASP Unifrax Holdings, Inc., 4.004%, Due 12/12/2025, Term Loan B, (3-mo. LIBOR + 3.750%)	2,251,449	2,147,320
8.717%, Due 12/14/2026, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	2,287,000	2,069,735
Illuminate Buyer LLC, 3.615%, Due 6/30/2027, Term Loan, (1-mo. LIBOR + 3.500%)	2,535,645	2,538,282
New Arclin U.S. Holding Corp., Due 2/28/2026, 2021 Term Loan BE	171,000	171,214
NIC Acquisition Corp., 4.500%, Due 12/29/2027, Term Loan, (1-mo. LIBOR + 3.750%)	501,000	500,584

		10,498,671

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Basic Materials - 2.68% (continued)

Iron/Steel - 0.84%
Phoenix Services International LLC, 4.750%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	$4,797,870	$4,785,876

Total Basic Materials		15,284,547

Communications - 12.15%

Advertising - 1.87%
ABG Intermediate Holdings LLC, 4.000%, Due 9/27/2024, 2021 Term Loan B, (2-mo. LIBOR + 3.250%)	3,028,557	3,023,832
Advantage Sales & Marketing, Inc., 6.000%, Due 10/28/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)	1,227,000	1,233,135
Polyconcept Investments B.V., 5.500%, Due 8/16/2023, USD 2016 Term Loan B, (3-mo. LIBOR + 4.500%)	2,667,188	2,563,834
Red Ventures LLC, 4.250%, Due 11/8/2024, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	398,000	398,000
Vestcom Parent Holdings, Inc., 4.750%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	3,489,774	3,466,498

		10,685,299

Internet - 1.62%
CNT Holdings Corp.,
4.500%, Due 11/8/2027, 2020 Term Loan, (6-mo. LIBOR + 3.750%)	1,018,000	1,021,980
7.500%, Due 10/16/2028, 2020 2nd Lien Term Loan, (3-mo. LIBOR + 6.750%)	1,168,000	1,188,440
Endure Digital, Inc.,
Due 1/27/2028, Delayed Draw Term LoanE	222,038	220,650
Due 2/10/2028, Term LoanE	923,963	917,033
I-Logic Technologies Bidco Ltd., 4.500%, Due 2/16/2028, 2021 USD Term Loan B, (3-mo. LIBOR + 4.000%)	693,000	696,465
Internap Corp., 4.000%, Due 5/8/2025, 2020 Second Out Term Loan, PIK (in-kind rate 3.500%)	407,426	199,638
ION Trading Technologies SARL, 5.000%, Due 11/21/2024, USD Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	4,973,895	4,980,112

		9,224,318

Media - 3.85%
Cengage Learning, Inc., 5.250%, Due 6/7/2023, 2016 Term Loan B, (3-mo. LIBOR + 4.250%)	3,797,570	3,739,012
Diamond Sports Group LLC, 3.370%, Due 8/24/2026, Term Loan, (1-mo. LIBOR + 3.250%)	543,249	407,437
Global Eagle Entertainment, Inc.,
10.115%, Due 3/31/2021, 2020 DIP Term Loan, (1-mo. LIBOR + 10.000%)	1,342,197	1,308,642
8.725%, Due 1/6/2023, 1st Lien Term Loan, (6-mo. LIBOR + 7.500%)	5,605,669	3,980,025
4.987%, Due 11/1/2024, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	5,167,400	5,155,773
NEP/NCP Holdco, Inc., 3.365%, Due 10/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)E	3,489,212	3,392,002
Springer Nature Deutschland GmbH, 4.000%, Due 8/14/2026, 2021 USD Term Loan B18, (1-mo. LIBOR + 3.250%)	1,960,060	1,968,636
Univision Communications, Inc., 4.750%, Due 3/15/2026, 2020 Replacement Term Loan, (1-mo. LIBOR + 3.750%)	1,990,000	1,998,219

		21,949,746

Telecommunications - 4.81%
CCI Buyer, Inc., 4.750%, Due 12/17/2027, Term Loan, (2-mo. LIBOR + 4.000%)	695,000	699,782
Connect Finco SARL, 4.500%, Due 12/11/2026, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	2,487,469	2,495,453
Consolidated Communications, Inc., 5.750%, Due 10/2/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.750%)	927,675	932,165
Gigamon Inc., 4.500%, Due 12/27/2024, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	1,492,462	1,492,462
Global Tel*Link Corp., 8.365%, Due 11/29/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	2,555,000	1,948,188
Intelsat Jackson Holdings S.A.,
6.500%, Due 7/13/2022, 2020 DIP Term Loan, (3-mo. LIBOR + 5.500%)	193,218	196,057
8.625%, Due 1/2/2024, 2017 Term Loan B5F	514,000	523,638
8.750%, Due 1/2/2024, 2017 Term Loan B4, (3-mo. PRIME + 5.500%)	771,000	783,097
Iridium Satellite LLC, 3.750%, Due 11/4/2026, 2021 Term Loan B, (1-mo. LIBOR + 2.750%)	837,655	841,541

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Communications - 12.15% (continued)

Telecommunications - 4.81% (continued)
LogMeIn, Inc., 4.874%, Due 8/31/2027, Term Loan B, (1-mo. LIBOR + 4.750%)E	$5,598,000	$5,593,354
Maxar Technologies Ltd., 2.870%, Due 10/4/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	3,258,111	3,224,943
MLN US HoldCo LLC,
4.603%, Due 11/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	1,636,391	1,525,525
8.853%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	3,985,000	2,151,900
US Telepacific Corp., 6.500%, Due 5/2/2023, 2017 Term Loan B, (6-mo. LIBOR + 5.500%)	1,656,039	1,526,669
West Corp.,
4.500%, Due 10/10/2024, 2018 Term Loan B1, (1-mo. LIBOR + 3.500%, 3-mo. LIBOR + 3.500%)	539,235	527,393
5.000%, Due 10/10/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%, 3-mo. LIBOR + 4.000%)	3,060,182	3,015,993

		27,478,160

Total Communications		69,337,523

Consumer, Cyclical - 21.31%

Airlines - 3.21%
American Airlines, Inc.,
Due 4/28/2023, Repriced TL B due 2023E	2,900,000	2,716,952
1.865%, Due 6/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	1,450,000	1,311,351
Delta Air Lines, Inc., 5.750%, Due 4/29/2023, 2020 GSR Term Loan B, (1-mo. LIBOR + 4.750%)	1,492,500	1,501,828
JetBlue Airways Corp., 6.250%, Due 6/17/2024, Term Loan, (3-mo. LIBOR + 5.250%)	1,677,000	1,723,386
Mileage Plus Holdings LLC, 6.250%, Due 6/25/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)	7,411,000	7,902,424
SkyMiles IP Ltd., 4.750%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3-mo. LIBOR + 3.750%)	3,006,000	3,179,476

		18,335,417

Apparel - 0.25%
CBI Buyer, Inc., 3.750%, Due 1/6/2028, Term Loan, (3-mo. LIBOR + 3.250%)	466,000	466,293
Champ Acquisition Corp., 5.754% - 5.757%, Due 12/19/2025, Term Loan, (3-mo. LIBOR + 5.500%, 6-mo. LIBOR + 5.500%)	974,227	971,587

		1,437,880

Auto Manufacturers - 0.11%
American Trailer World Corp., Due 2/17/2028, Term Loan BE	473,000	470,635
CTOS LLC, 4.365%, Due 4/18/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	1	1
OEConnection LLC,
Due 9/25/2026, 2019 Delayed Draw Term LoanE G	635	632
4.115%, Due 9/25/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	175,041	174,165

		645,433

Auto Parts & Equipment - 0.67%
IXS Holdings, Inc., 5.250%, Due 3/5/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	1,432,897	1,441,136
Truck Hero, Inc., Due 1/31/2028, 2021 Term Loan BE	527,000	527,374
Wheel Pros LLC, 6.250%, Due 11/6/2027, 2020 Term Loan, (1-mo. LIBOR + 5.250%)E	1,826,000	1,821,435

		3,789,945

Distribution/Wholesale - 0.52%
BCPE Empire Holdings, Inc., 4.115%, Due 6/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,560,175	2,558,587
Protective Industrial Products, Inc., 4.750%, Due 1/20/2028, 2021 Term Loan, (1-mo. LIBOR + 4.000%)	426,000	426,000

		2,984,587

Entertainment - 3.31%
Allen Media LLC, 5.754%, Due 2/10/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.500%)	1,985,677	1,981,964
CDS US Intermediate Holdings, Inc.,
6.182%, Due 11/24/2025, 2020 First Lien Term Loan, (3-mo. LIBOR + 6.000%)	2,101,007	2,088,758
2.000%, Due 11/24/2027, 2020 2nd Lien Term Loan, PIK (in-kind rate 7.000%)	1,855,185	1,653,433
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C	127,628	51,051
7.000%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C	1,030,796	-
DHX Media Ltd., 5.250%, Due 12/29/2023, Term Loan B, (1-mo. LIBOR + 4.250%)	4,093,784	4,083,550
Enterprise Development Authority, Due 2/18/2028, Term Loan BE	295,000	296,475

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Consumer, Cyclical - 21.31% (continued)

Entertainment - 3.31% (continued)
SeaWorld Parks & Entertainment, Inc., 3.750%, Due 3/31/2024, Term Loan B5, (1-mo. LIBOR + 3.000%)	$753,044	$741,041
SMG US Midco, Inc., 2.615% - 2.712%, Due 1/23/2025, 2020 Term Loan, (1-mo. LIBOR + 2.500%, 3-mo. LIBOR + 2.500%)	1,811,426	1,723,119
William Morris Endeavor Entertainment LLC, 9.500%, Due 5/18/2025, 2020 Term Loan B2, (3-mo. LIBOR + 8.500%)	5,939,120	6,245,994

		18,865,385

Food Service - 0.81%
TKC Holdings, Inc., 4.750%, Due 2/1/2023, 2017 1st Lien Term Loan, (2-mo. LIBOR + 3.750%, 6-mo. LIBOR + 3.750%)	4,695,710	4,615,742

Home Furnishings - 1.57%
Mattress Firm, Inc., 6.250%, Due 11/26/2027, 2020 Term Loan B, (6-mo. LIBOR + 5.250%)	2,047,000	2,080,263
TGP Holdings LLC, 5.000%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	4,548,251	4,548,251
Weber-Stephen Products LLC, 4.000%, Due 10/30/2027, Term Loan B, (1-mo. LIBOR + 3.250%)	2,302,000	2,308,906

		8,937,420

Leisure Time - 2.40%
Bulldog Purchaser, Inc., 3.865%, Due 9/5/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	3,285,944	3,055,928
Callaway Golf Co., 4.611%, Due 1/2/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	1,283,536	1,287,811
TopGolf International, Inc., 7.000%, Due 2/8/2026, Term Loan B, (3-mo. LIBOR + 6.250%)	3,930,000	3,974,213
United PF Holdings LLC, 4.254%, Due 12/30/2026, 2019 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,242,201	2,145,786
Varsity Brands, Inc., 4.500%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	3,359,636	3,233,246

		13,696,984

Retail - 8.46%
Bass Pro Group LLC,
5.750%, Due 9/25/2024, Term Loan B, (1-mo. LIBOR + 5.000%)	2,932,410	2,933,788
Due 2/26/2028, 2021 Term Loan BE	3,677,000	3,658,615
BDF Acquisition Corp., 6.250%, Due 8/14/2023, 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)E	1,451,120	1,440,237
Fogo De Chao, Inc., 5.250%, Due 4/7/2025, 2018 Add On Term Loan, (3-mo. LIBOR + 4.250%)	1,037,031	960,985
Foundation Building Materials Holding Co. LLC, Due 2/3/2028, 2021 Delayed Draw Term LoanE	396,092	395,200
Harbor Freight Tools USA, Inc., 4.000%, Due 10/19/2027, 2020 Term Loan B, (1-mo. LIBOR + 3.250%)	1,460,340	1,466,430
IRB Holding Corp., 4.250%, Due 12/15/2027, 2020 Fourth Amendment Incremental Term Loan, (3-mo. LIBOR + 3.250%)	2,860,000	2,869,695
Kodiak Building Partners, Inc., Due 2/25/2028, Term Loan BE	2,285,000	2,287,180
LBM Acquisition LLC,
Due 12/17/2027, Delayed Draw Term LoanE	178,182	178,479
Due 12/17/2027, Term Loan BE	801,818	803,157
Les Schwab Tire Centers, 4.250%, Due 11/2/2027, Term Loan B, (6-mo. LIBOR + 3.500%)	2,746,000	2,749,433
Leslie’s Poolmart, Inc., 3.615%, Due 8/16/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	3,017,532	3,012,643
Michaels Stores, Inc., 4.250%, Due 10/1/2027, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	1,121,365	1,119,683
NPC International, Inc., 5.750%, Due 4/19/2024, 1st Lien Term Loan, (3-mo. PRIME + 2.500%)E G	6,798,675	6,003,230
Park River Holdings Inc, 4.000%, Due 12/28/2027, Term Loan, (3-mo. LIBOR + 3.250%)	390,000	390,417
Petco Animal Supplies, Inc.,
Due 1/26/2023, 2017 Term Loan BE	761,235	760,520
Due 2/24/2028, 2021 Term Loan BE	1,543,000	1,541,071
PetSmart, Inc., 4.500%, Due 2/11/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	463,000	466,037
PS HoldCo LLC, 5.750%, Due 3/13/2025, Term Loan, (1-mo. LIBOR + 4.750%)	4,256,360	4,245,719
Serta Simmons Bedding, LLC, Due 8/10/2023, 2020 Super Priority Second Out Term LoanE	3,580,000	3,360,725
SP PF Buyer LLC, 4.615%, Due 12/22/2025, Term Loan, (1-mo. LIBOR + 4.500%)	1,905,742	1,836,659
White Cap Buyer LLC, 4.500%, Due 10/19/2027, Term Loan B, (6-mo. LIBOR + 4.000%)E	4,811,448	4,827,855
WOOF Holdings, Inc., 4.500%, Due 12/21/2027, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	226,000	226,377

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Consumer, Cyclical - 21.31% (continued)

Retail - 8.46% (continued)
Zaxby’s Operating Company LLC, 4.500%, Due 12/28/2027, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	$713,000	$717,157

		48,251,292

Total Consumer, Cyclical		121,560,085

Consumer, Non-Cyclical - 14.56%

Commercial Services - 6.75%
Adtalem Global Education, Inc., Due 2/11/2028, 2021 Term Loan BE	1,202,000	1,189,980
Amentum Government Services Holdings LLC, 3.615%, Due 1/29/2027, Term Loan B, (1-mo. LIBOR + 3.500%)	2,634,760	2,618,293
APX Group, Inc., 5.115% - 7.250%, Due 12/31/2025, 2020 Term Loan, (1-mo. LIBOR + 5.000%, 3-mo. PRIME + 4.000%)	5,074,070	5,083,254
Cambium Learning Group, Inc., 4.754%, Due 12/18/2025, Term Loan B, (3-mo. LIBOR + 4.500%)	852,824	853,183
Comet Bidco Ltd., 6.000%, Due 9/30/2024, 2018 USD Term Loan B, (6-mo. LIBOR + 5.000%)	2,006,091	1,805,482
Employbridge LLC, 5.500%, Due 4/18/2025, Term Loan B, (6-mo. LIBOR + 4.500%)	4,834,514	4,782,156
Inmar Holdings, Inc., 5.000%, Due 5/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,984,536	2,966,509
Kingpin Intermediate Holdings LLC, 4.500%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	1,157,121	1,137,230
KUEHG Corp., 4.750%, Due 2/21/2025, 2018 Incremental Term Loan, (3-mo. LIBOR + 3.750%)	3,988,511	3,869,414
Mavis Tire Express Services Corp., 5.000%, Due 3/20/2025, 2020 Add-On Term Loan B, (1-mo. LIBOR + 4.000%)	2,767,000	2,775,661
Midas Intermediate Holdco LLC, 7.500%, Due 12/22/2025, 2020 Term Loan B, (2-mo. LIBOR + 6.750%)	666,000	679,946
New Constellis Borrower LLC, 8.500%, Due 3/27/2024, 2020 Term Loan, (1-mo. LIBOR + 7.500%)	1,316,330	1,304,259
New Constellis Borrower LLC (continued) 12.000%, Due 3/27/2025, 2020 2nd Lien Term Loan, (1-mo. LIBOR + 11.000%)	911,135	809,771
Nielsen Finance LLC, Due 2/4/2028, 2021 USD Term Loan BE	938,000	939,172
PSC Industrial Holdings Corp., 4.750%, Due 10/11/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	2,759,382	2,704,194
Sabre GLBL, Inc., 4.750%, Due 12/17/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.000%)	988,000	998,502
Travelport Finance SARL,
2.500%, Due 2/28/2025, 2020 Super Priority Term Loan, PIK (in-kind rate 6.500%)	2,290,689	2,283,817
5.220%, Due 5/29/2026, 2019 Term Loan, (3-mo. LIBOR + 5.000%)	1,689,900	1,316,010
Tweddle Group, Inc., 5.500%, Due 9/17/2023, 2016 Term Loan, (1-mo. LIBOR + 4.500%)	281,381	142,351
Verscend Holding Corp., Due 8/27/2025, 2021 Term Loan BE	275,000	276,293

		38,535,477

Cosemetics/Personal Care - 0.38%
Domtar Corp., Due 2/18/2028, 2021 Term Loan BE	2,141,000	2,146,352

Food - 2.37%
Dhanani Group, Inc., 3.865%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	2,809,676	2,772,813
Froneri International Ltd., 5.865%, Due 1/31/2028, 2020 USD 2nd Lien Term Loan, (1-mo. LIBOR + 5.750%)	668,000	675,101
Hearthside Food Solutions LLC, 3.802%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	3,086,750	3,067,458
Quirch Foods Holdings LLC, 6.250%, Due 10/19/2027, 2020 Term Loan, (2-mo. LIBOR + 5.250%, 3-mo. LIBOR + 5.250%)	1,265,000	1,278,181
Shearer’s Foods, Inc., 4.750%, Due 9/23/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%, 6-mo. LIBOR + 4.000%)	1,995,000	2,003,618
Snacking Investments Bidco Pty Ltd., 5.000%, Due 12/18/2026, Term Loan, (1-mo. LIBOR + 4.000%)	2,840,310	2,854,511
United Natural Foods, Inc., 3.615%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 3.500%)	858,714	860,861

		13,512,543

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Consumer, Non-Cyclical - 14.56% (continued)

Health Care - Services - 4.20%
Cambrex Corp., 4.250%, Due 12/4/2026, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	$1,281,000	$1,285,804
Compassus Intermediate Inc., 5.000%, Due 12/31/2026, 2021 Term Loan	1,225,620	1,228,684
Da Vinci Purchaser Corp., 5.000%, Due 1/8/2027, 2019 Term Loan, (3-mo. LIBOR + 4.000%)	2,550,185	2,557,632
Global Medical Response, Inc.,
5.250%, Due 3/14/2025, 2017 Term Loan B2, (6-mo. LIBOR + 4.250%)	960,433	958,550
5.750%, Due 10/2/2025, 2020 Term Loan B, (3-mo. LIBOR + 4.750%)	1,000,000	1,000,000
Keystone Acquisition Corp., 6.250%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	2,107,836	2,002,444
Medical Solutions LLC, 5.500%, Due 6/14/2024, 2017 Term Loan, (3-mo. LIBOR + 4.500%)	1,989,924	1,989,924
National Mentor Holdings, Inc.,
Due 3/9/2026, 2019 Term Loan BE	2,838,967	2,834,964
4.510%, Due 3/9/2026, 2019 Term Loan C, (3-mo. LIBOR + 4.250%)E	129,097	128,915
Due 2/18/2028, 2021 Delayed Draw Term LoanE	203,773	203,365
Due 2/18/2028, 2021 Term LoanE	1,852,478	1,848,773
Due 2/18/2028, 2021 Term Loan CE	61,749	61,626
Phoenix Guarantor, Inc.,
Due 3/5/2026, 2021 Term Loan BE	590,000	590,419
4.250%, Due 3/5/2026, 2020 Term Loan B2, (1-mo. LIBOR + 3.750%)	220,000	220,156
Pluto Acquisition, Inc., 5.500%, Due 6/22/2026, 2020 Incremental Term Loan B, (1-mo. LIBOR + 5.000%)	888,000	894,660
US Radiology Specialists, Inc., 6.250%, Due 12/10/2027, 2020 Term Loan, (1-mo. LIBOR + 5.500%)	350,000	352,335
US Renal Care, Inc., 5.125%, Due 6/26/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	1,107,199	1,102,283
WP CityMD Bidco LLC, 4.500%, Due 8/13/2026, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)E	4,671,483	4,680,639

		23,941,173

Household Products/Wares - 0.05%
Kronos Acquisition Holdings, Inc., Due 12/22/2026, 2021 Term Loan BE	309,000	308,549

Pharmaceuticals - 0.81%
Gainwell Acquisition Corp., 4.750%, Due 10/1/2027, Term Loan B, (3-mo. LIBOR + 4.000%)E	2,710,000	2,700,976
HC Group Holdings, Inc., 3.865%, Due 8/6/2026, Term Loan B, (1-mo. LIBOR + 3.750%)	733,296	733,450
Horizon Therapeutics USA Inc., Due 2/26/2028, 2021 Term Loan BE	1,219,000	1,215,953

		4,650,379

Total Consumer, Non-Cyclical		83,094,473

Diversified - 0.84%

Holding Companies - Diversified - 0.84%
Emerald Expositions Holding, Inc., 2.615%, Due 5/22/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.500%)	2,541,680	2,453,637
GI Revelation Acquisition LLC, 5.115%, Due 4/16/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)E	2,356,659	2,340,940

		4,794,577

Total Diversified		4,794,577

Energy - 2.15%

Municipal - 0.09%
Oxbow Carbon LLC, 5.000%, Due 10/13/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	501,650	504,158

Oil & Gas - 0.77%
Apergy Corp., 6.000%, Due 6/3/2027, 2020 Term Loan, (3-mo. LIBOR + 5.000%)	4,150,575	4,218,022
McDermott Technology Americas, Inc., 3.115%, Due 6/30/2024, 2020 Make Whole Term Loan, (1-mo. LIBOR + 3.000%)	142,892	111,456
Waterbridge Midstream Operating LLC, Due 6/22/2026, Term Loan B, (1-mo. LIBOR + 5.750%)E	81,000	70,794

		4,400,272

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Energy - 2.15% (continued)

Pipelines - 1.29%
BCP Renaissance Parent LLC, 4.500%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	$3,580,533	$3,512,753
GIP III Stetson I, LP, 4.365%, Due 7/18/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%, 1-mo. LIBOR 5.000%)	1,632,003	1,537,347
Southcross Energy Partners LP, Due 1/31/2025, 2020 RevolverB C E G	573,708	536,417
Traverse Midstream Partners LLC, 6.500%, Due 9/27/2024, 2017 Term Loan, (1-mo. LIBOR + 5.500%)	1,811,000	1,798,558

		7,385,075

Total Energy		12,289,505

Financial - 7.63%

Commercial Services - 0.18%
AlixPartners LLP, 3.250%, Due 2/4/2028, 2021 USD Term Loan B, (1-mo. LIBOR + 2.750%)	1,029,000	1,028,537

Diversified Financial Services - 3.80%
4L Holdings Corp., 8.500% - 9.750%, Due 2/5/2024, Takeback Term Loan, (3-mo. LIBOR + 7.500%, 3-mo. PRIME + 6.500%)	1,150,294	1,000,756
Citadel Securities LP, Due 2/29/2028, 2021 Term Loan BE	1,370,000	1,361,862
Hudson River Trading LLC, 3.115%, Due 2/18/2027, 2020 Term Loan B, (1-mo. LIBOR + 3.000%)	1,627,005	1,622,938
IG Investment Holdings LLC, 5.000%, Due 5/23/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,058,196	2,062,971
Jane Street Group, LLC, 2.865%, Due 1/26/2028, 2021 Term Loan, (1-mo. LIBOR + 2.750%)	6,161,000	6,141,223
Jefferies Finance LLC, 3.875%, Due 9/30/2027, 2020 Incremental Term Loan B, (1-mo. LIBOR + 3.750%)E	127,680	127,680
LifeMiles Ltd., 6.500%, Due 8/18/2022, Term Loan B, (3-mo. LIBOR + 5.500%)	1,345,453	1,279,028
Minotaur Acquisition, Inc., 5.115%, Due 3/27/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	2,376,044	2,379,750
VFH Parent LLC, 3.111%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	5,688,703	5,699,398

		21,675,606

Insurance - 2.75%
AmWINS Group, Inc., 3.000%, Due 2/17/2028, 2021 Term Loan B, (1-mo. LIBOR + 2.250%)	552,000	551,768
Amynta Agency Borrower, Inc., 4.615%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	5,460,536	5,385,453
Asurion LLC, 3.365%, Due 12/23/2026, 2020 Term Loan B8, (1-mo. LIBOR + 3.250%)	829,000	826,281
Hyperion Insurance Group Ltd., 4.000%, Due 11/12/2027, 2021 Term Loan B, (3-mo. LIBOR + 3.250%)	3,205,615	3,211,065
Ryan Specialty Group LLC, 4.000%, Due 9/1/2027, Term Loan, (1-mo. LIBOR + 3.250%)	1,606,973	1,608,981
Sedgwick Claims Management Services, Inc., 5.250%, Due 9/3/2026, 2020 Term Loan B3, (1-mo. LIBOR + 4.250%)	4,117,310	4,140,985

		15,724,533

Investment Companies - 0.05%
PAI Holdco, Inc., 5.000%, Due 10/28/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%)	277,000	279,077

REITS - 0.85%
Brookfield Property REIT, Inc., 2.615%, Due 8/27/2025, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	3,648,783	3,550,485
Forest City Enterprises LP, 3.615%, Due 12/8/2025, 2019 Term Loan B, (1-mo. LIBOR + 3.500%)	1,316,641	1,296,273

		4,846,758

Total Financial		43,554,511

Health Care - 0.07%

Commercial Services - 0.07%
Ensemble RCM LLC, 3.962%, Due 8/3/2026, Term Loan, (2-mo. LIBOR + 3.750%)	372,000	372,525

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Industrial - 12.82%

Aerospace/Defense - 0.38%
AI Convoy SARL, 4.500%, Due 1/17/2027, USD Term Loan B, (6-mo. LIBOR + 3.500%)	$2,173,575	$2,170,076

Building Materials - 2.15%
ACProducts, Inc., 7.500%, Due 8/18/2025, 2020 Term Loan B, (6-mo. LIBOR + 6.500%)	3,814,119	3,897,572
Airxcel, Inc.,
4.615%, Due 4/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,841,211	2,827,005
8.865%, Due 4/27/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	601,000	588,481
CHI Overhead Doors, Inc., 4.500%, Due 7/31/2025, Term Loan, (1-mo. LIBOR + 3.500%)	1,295,629	1,302,107
Cornerstone Building Brands, Inc., 3.860%, Due 4/12/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	2,167,290	2,167,290
CP Atlas Buyer, Inc., 4.250%, Due 11/23/2027, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	668,000	667,639
LEB Holdings, Inc., 4.750%, Due 11/2/2027, Term Loan B, (3-mo. LIBOR + 4.000%)	307,000	307,577
MI Windows and Doors LLC, 4.500%, Due 12/18/2027, 2020 Term Loan, (1-mo. LIBOR + 3.750%)	491,000	494,275

		12,251,946

Electrical Components & Equipment - 0.05%
Infinite Bidco LLC, Due 3/2/2028, Term LoanE	258,000	258,000

Electronics - 1.63%
Deliver Buyer, Inc.,
5.254%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	2,900,220	2,894,797
7.250%, Due 5/1/2024, 2020 Incremental Term Loan B, (1-mo. LIBOR + 6.250%)	1,194,000	1,202,955
DiversiTech Holdings, Inc., Due 12/3/2024, 2021 Term LoanE	299,000	299,149
NorthPole Newco SARL, 7.254%, Due 3/18/2025, Term Loan, (3-mo. LIBOR + 7.000%)	5,462,952	4,909,828

		9,306,729

Engineering & Construction - 1.58%
Brand Energy & Infrastructure Services, Inc., 5.250%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	1,464,412	1,456,944
PowerTeam Services LLC, 4.250%, Due 3/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	2,424,000	2,422,182
Q Holding Co., 6.000%, Due 12/29/2023, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	4,627,564	4,384,616
Tutor Perini Corp., 5.750%, Due 8/13/2027, Term Loan B, (3-mo. LIBOR + 4.750%)	767,078	777,625

		9,041,367

Environmental Control - 1.30%
Innovative Water Care Global Corp., 6.000%, Due 2/27/2026, 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	491,000	454,789
Packers Holdings LLC, 4.750%, Due 12/4/2024, 2020 Incremental Term Loan, (1-mo. LIBOR + 4.000%)	2,292,000	2,292,000
Robertshaw US Holding Corp., 4.500%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	4,942,127	4,657,955

		7,404,744

Hand/Machine Tools - 0.28%
Alliance Laundry Systems LLC, 4.250%, Due 10/8/2027, Term Loan B, (3-mo. LIBOR + 3.500%)	1,601,000	1,605,579

Health Care - Services - 0.26%
ADMI Corp., 3.750%, Due 12/23/2027, 2021 Term Loan B2, (1-mo. LIBOR + 3.250%)	1,506,000	1,498,741

Insurance - 0.54%
Asurion LLC, Due 7/31/2027, 2021 Term Loan B9E	3,107,000	3,095,349

Machinery - Diversified - 0.32%
Blount International, Inc., 4.750%, Due 4/12/2023, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	1,840,777	1,842,618

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Industrial - 12.82% (continued)

Metal Fabricate/Hardware - 0.03%
Hillman Group, Inc.,
Due 2/23/2028, 2021 Delayed Draw Term LoanE	$22,954	$22,954
Due 2/23/2028, 2021 Term Loan B1E	113,046	113,046
Due 2/23/2028, 2021 Term Loan B2E	17,215	17,215

		153,215

Miscellaneous Manufacturing - 1.16%
International Textile Group, Inc.,
5.238% - 5.260%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%, 6-mo. LIBOR + 5.000%)	3,293,438	3,092,735
9.260%, Due 5/1/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	2,347,000	1,290,850
MB Aerospace Holdings, Inc., 4.500%, Due 1/22/2025, 2017 Term Loan, (3-mo. LIBOR + 3.500%)	2,398,536	2,212,650

		6,596,235

Packaging & Containers - 0.63%
Charter NEX US, Inc., 5.000%, Due 12/1/2027, 2020 Term Loan, (1-mo. LIBOR + 4.250%)	698,000	703,235
Pregis TopCo Corp., 5.000%, Due 8/1/2026, 2020 Incremental Term Loan, (1-mo. LIBOR + 4.250%)	378,000	378,000
Proampac PG Borrower LLC, 5.000%, Due 11/3/2025, 2020 Term Loan, (3-mo. LIBOR + 4.000%)E	1,895,000	1,899,738
TricorBraun Holdings, Inc.,
Due 2/3/2028, 2021 Delayed Draw Term LoanE	113,481	113,304
Due 2/3/2028, 2021 Term LoanE	504,519	503,732

		3,598,009

Retail - 0.12%
Foundation Building Materials Holding Co. LLC, Due 2/3/2028, 2021 Term LoanE	684,908	683,367

Shipbuilding - 0.12%
MHI Holdings LLC, 5.115%, Due 9/21/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	687,264	690,411

Transportation - 2.27%
Daseke, Inc., 6.000%, Due 2/27/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	2,740,045	2,746,046
Gruden Acquisition, Inc., 6.500%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	3,769,398	3,766,270
SMB Shipping Logistics LLC, 5.000%, Due 2/2/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%, 6-mo. LIBOR + 4.000%)	5,356,045	5,369,435
United Road Services, Inc., 6.750%, Due 9/1/2024, 2017 Term Loan B, (6-mo. LIBOR + 5.750%)	1,154,044	1,066,913

		12,948,664

Total Industrial		73,145,050

Technology - 15.15%

Computers - 5.37%
24-7 Intouch, Inc., 4.865%, Due 8/25/2025, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	3,055,040	2,932,839
Ahead Data Blue LLC, 6.000%, Due 10/13/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.000%)	1,996,000	2,007,477
ConvergeOne Holdings, Inc., 5.115%, Due 1/4/2026, 2019 Term Loan, (1-mo. LIBOR + 5.000%)	3,921,243	3,762,746
Corsair Components, Inc., 4.750%, Due 8/28/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 3.750%)	1,324,299	1,324,299
Electronics for Imaging, Inc., 5.115%, Due 7/23/2026, Term Loan, (1-mo. LIBOR + 5.000%)	2,979,900	2,804,831
Imprivata, Inc., 4.250%, Due 12/1/2027, Term Loan, (1-mo. LIBOR + 3.750%)	915,000	918,816
Netsmart Technologies, Inc., 4.750%, Due 10/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%)	4,040,875	4,048,472
NeuStar, Inc., 4.500%, Due 8/8/2024, 2018 Term Loan B4, (3-mo. LIBOR + 3.500%)E	3,524,519	3,391,715
PAE Holding Corp., 5.250%, Due 10/19/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.500%)	1,309,000	1,314,995
Peraton Holding Corp.,
Due 2/1/2028, Delayed Draw Term Loan BE	1,437,306	1,442,696
Due 2/1/2028, Term Loan BE	816,694	819,757
Due 2/1/2029, 2nd Lien Term Loan BE	725,000	714,125
Perforce Software, Inc., 3.865%, Due 7/1/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.750%)	2,361,671	2,355,342

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Technology - 15.15% (continued)

Computers - 5.37% (continued)
Redstone Buyer LLC, 6.000%, Due 9/1/2027, Term Loan, (3-mo. LIBOR + 5.000%)	$2,054,850	$2,078,830
Virtusa Corp., Due 2/11/2028, Term Loan BE	713,000	716,921

		30,633,861

Semiconductors - 0.26%
Natel Engineering Co., Inc., 6.000%, Due 4/30/2026, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	1,530,986	1,451,574

Software - 9.52%
Aptean, Inc., 4.365%, Due 4/23/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,446,891	2,444,860
ASG Technologies Group, Inc., 4.500%, Due 7/31/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	4,543,737	4,475,581
Athenahealth, Inc., 4.453%, Due 2/11/2026, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	1,402,228	1,409,857
Chloe OX Parent LLC, 5.500%, Due 12/23/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	4,862,500	4,850,344
CommerceHub, Inc., 4.750%, Due 12/29/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.000%)	1,049,000	1,054,245
Dcert Buyer, Inc., Due 2/16/2029, 2021 2nd Lien Term LoanE	1,084,000	1,089,420
DTI Holdco, Inc., 5.750%, Due 9/30/2023, 2018 Term Loan B, (2-mo. LIBOR + 4.750%, 3-mo. LIBOR + 4.750%)	3,948,724	3,745,839
GlobalLogic Holdings, Inc., 4.500%, Due 9/14/2027, 2020 Incremental Term Loan B2, (1-mo. LIBOR + 3.750%)	1,423,433	1,430,550
Grab Holdings, Inc., 5.500%, Due 1/29/2026, Term Loan B, (6-mo. LIBOR + 4.500%)	5,435,000	5,428,206
Greeneden US Holdings LLC, 4.750%, Due 12/1/2027, 2020 USD Term Loan B4, (1-mo. LIBOR + 4.000%)	1,295,000	1,299,856
Ivanti Software, Inc.,
Due 12/1/2027, 2021 Add On Term Loan BE	204,000	204,459
5.750%, Due 12/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.750%)	1,324,000	1,332,275
MA FinanceCo. LLC, 5.250%, Due 6/5/2025, 2020 USD Term Loan B, (3-mo. LIBOR + 4.250%)	1,975,000	1,997,219
MedAssets Software Intermediate Holdings, Inc., 4.500%, Due 1/28/2028, 2021 1st Lien Term Loan, (6-mo. LIBOR + 3.750%)	251,000	251,439
Mitchell International, Inc., 4.750%, Due 11/29/2024, 2020 Add-On Term Loan, (1-mo. LIBOR + 4.250%)	1,595,003	1,600,585
Navicure, Inc., 4.750%, Due 10/22/2026, 2020 Incremental Term Loan B, (1-mo. LIBOR + 4.000%)	586,530	587,996
Particle Investments SARL, 5.750%, Due 2/18/2027, Term Loan, (3-mo. LIBOR + 5.250%)	3,399,915	3,408,415
Planview Parent, Inc.,
4.750%, Due 12/17/2027, Delayed Draw Term Loan, (3-mo. LIBOR + 4.000%)	81,818	82,023
4.750%, Due 12/17/2027, Term Loan, (2-mo. LIBOR + 4.000%)	350,182	351,057
Project Leopard Holdings, Inc., Due 7/7/2023, 2019 Term LoanE	501,000	499,747
Project Ruby Ultimate Parent Corp., 5.250%, Due 2/9/2024, 2020 Incremental Term Loan, (1-mo. LIBOR + 4.250%)	1,662,000	1,658,892
Renaissance Holding Corp., Due 5/30/2025, 2018 1st Lien Term LoanE	432,000	427,810
Riverbed Technology, Inc., 7.000%, Due 12/31/2025, 2020 Term Loan B, (2-mo. LIBOR + 6.000%, 3-mo. LIBOR + 6.000%)E	4,180,773	4,058,820
Sirius Computer Solutions, Inc., 3.615%, Due 7/1/2026, 2020 Term Loan, (1-mo. LIBOR + 3.500%)	2,114,927	2,115,688
Storable, Inc., Due 2/26/2028, Term Loan BE	406,000	404,985
Symplr Software, Inc., 5.250%, Due 12/22/2027, 2020 Term Loan, (6-mo. LIBOR + 4.500%)E	1,990,000	1,996,467
Ultimate Software Group, Inc., 4.000%, Due 5/4/2026, 2021 Incremental Term Loan, (3-mo. LIBOR + 3.250%)	3,657,833	3,678,646
Weld North Education LLC, 4.750%, Due 12/21/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.000%)	1,653,985	1,654,812
Zelis Healthcare Corp., 3.615%, Due 9/30/2026, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	793,000	793,769

		54,333,862

Total Technology		86,419,297

Utilities - 1.18%

Electric - 1.18%
EFS Cogen Holdings LLC, 4.500%, Due 10/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 3.500%)	1,496,509	1,497,751
Granite Generation LLC, 4.750%, Due 11/9/2026, Term Loan B, (1-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%)	1,044,499	1,045,585
Hamilton Projects Acquiror LLC, 5.750%, Due 6/17/2027, Term Loan B, (3-mo. LIBOR + 4.750%)	2,487,500	2,508,022
Nautilus Power LLC, 5.250%, Due 5/16/2024, Term Loan B, (1-mo. LIBOR + 4.250%)	641,939	636,091

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 90.54% (continued)

Utilities - 1.18% (continued)

Electric - 1.18% (continued)
Pacific Gas & Electric Co., 3.500%, Due 6/23/2025, 2020 Term Loan, (1-mo. LIBOR + 3.000%)	$1,039,775	$1,042,697

		6,730,146

Total Utilities		6,730,146

Total Bank Loan Obligations (Cost $519,351,651)		516,582,239

CORPORATE OBLIGATIONS - 3.23%

Communications - 1.11%

Advertising - 0.49%
National CineMedia LLC, 5.875%, Due 4/15/2028H	3,000,000	2,775,000

Media - 0.62%
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, Due 8/15/2026H	2,665,000	1,884,688
Univision Communications, Inc., 6.625%, Due 6/1/2027H	1,598,000	1,665,915

		3,550,603

Total Communications		6,325,603

Consumer, Cyclical - 0.09%

Retail - 0.09%
White Cap Buyer LLC, 6.875%, Due 10/15/2028H	488,000	517,280

Consumer, Non-Cyclical - 0.82%

Commercial Services - 0.19%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, Due 7/15/2026H	1,022,000	1,082,043

Health Care - Services - 0.63%
Hadrian Merger Sub, Inc., 8.500%, Due 5/1/2026H	3,442,000	3,579,680

Total Consumer, Non-Cyclical		4,661,723

Industrial - 0.61%

Electronics - 0.34%
Brightstar Escrow Corp., 9.750%, Due 10/15/2025H	1,815,000	1,928,437

Engineering & Construction - 0.27%
PowerTeam Services LLC, 9.033%, Due 12/4/2025H	1,394,583	1,544,501

Total Industrial		3,472,938

Technology - 0.60%

Software - 0.60%
Granite Merger Sub 2, Inc., 11.000%, Due 7/15/2027H	3,000,000	3,438,750

Total Corporate Obligations (Cost $18,061,738)		18,416,294

	Shares

SHORT-TERM INVESTMENTS - 12.38% (Cost $70,650,225)

Investment Companies - 12.38%
American Beacon U.S. Government Money Market Select Fund, 0.01%I J	70,650,225	70,650,225

TOTAL INVESTMENTS - 107.21% (Cost $612,389,161)		611,704,048
LIABILITIES, NET OF OTHER ASSETS - (7.21%)		(41,127,866)

TOTAL NET ASSETS - 100.00%		$570,576,182

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

A Non-income producing security.

B Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $587,468 or 0.10% of net assets.

C Value was determined using significant unobservable inputs.

D Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

E Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of February 28, 2021.

F Fixed Rate.

G All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $1,340,665 or 0.23% of net assets. Of this amount, $635, $573,708, and $766,322 relate to OEConnection LLC, Southcross Energy Partners LP, and NPC International, Inc., respectively.

H Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $18,416,294 or 3.23% of net assets. The Fund has no right to demand registration of these securities.

I The Fund is affiliated by having the same investment advisor.

J 7-day yield.

DIP – Debtor-in-possession.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

Pty Ltd. - Proprietary Ltd.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2021, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$4,297,336	$-	$0	(1)	$4,297,336
Warrants	-	-	0	(1)	—
Preferred Stocks	1,757,954	-	-		1,757,954
Bank Loan Obligations(2)	-	515,994,771	587,468		516,582,239
Corporate Obligations	-	18,416,294	-		18,416,294
Short-Term Investments	70,650,225	-	-		70,650,225

Total Investments in Securities - Assets	$76,705,515	$534,411,065	$587,468		$611,704,048

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $1,340,665 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2021, there were transfers from Level 1 to Level 3 with a fair value of $0 and Level 2 to Level 3 with a fair value of $142,351 due to a valuation based on a single broker quote.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2021 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2020		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balance as of 2/28/2021		Unrealized Appreciation (Depreciation) at Period end*
Common Stocks	$4,137	(1)	$-	$-	$-	$-	$(4,137)	$0	(1)	$-	$0	(1)	$(649,364)
Warrants	0	(1)	15,287	-	-	-	(15,287)	-		-	0	(1)	(15,287)
Preferred Stocks	511,321		-	1,022,642	-	511,321	-	-		-	-		-
Bank Loan Obligations	2,205,819		9,425	444,571	9,134	(1,193,969)	143,981	-		142,351	587,468		(1,038,930)

	$2,721,277		$24,712	$1,467,213	$9,134	$(682,648)	$124,557	$-		$142,351	$587,468		$(1,703,581)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 28, 2021, three common stocks and one warrant have been fair valued at $0 by the Valuation Committee. The remaining bank loan obligations valued at $587,468 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,196,045,442	$541,053,823
Investments in affiliated securities, at fair value‡	29,392,897	70,650,225
Cash	-	3,159,918
Dividends and interest receivable	18,373,276	3,336,193
Deposits with broker for futures contracts	3,540,536	-
Receivable for investments sold	-	31,064,115
Receivable for fund shares sold	7,131,152	1,206,111
Receivable for expense reimbursement (Note 2)	72,711	-
Prepaid expenses	114,504	115,902

Total assets	1,254,670,518	650,586,287

Liabilities:
Payable for investments purchased	17,601,048	76,568,093
Payable for fund shares redeemed	2,203,002	1,382,781
Payable for expense recoupment (Note 2)	-	3,495
Dividends payable	606,224	118,029
Unfunded loan commitments	-	1,340,665
Management and sub-advisory fees payable (Note 2)	646,614	298,671
Service fees payable (Note 2)	45,599	45,193
Transfer agent fees payable (Note 2)	77,037	35,123
Custody and fund accounting fees payable	41,572	62,774
Professional fees payable	53,352	60,882
Trustee fees payable (Note 2)	20,369	13,998
Payable for prospectus and shareholder reports	54,249	54,975
Payable for variation margin from open futures contracts (Note 5)	1,482,729	-
Other liabilities	3,075	25,426

Total liabilities	22,834,870	80,010,105

Net assets	$1,231,835,648	$570,576,182

Analysis of net assets:
Paid-in-capital	$1,241,162,734	$774,898,035
Total distributable earnings (deficits)A	(9,327,086)	(204,321,853)

Net assets	$1,231,835,648	$570,576,182

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	44,474,376	16,453,735

Y Class	71,295,703	33,401,421

Investor Class	4,426,926	5,704,869

A Class	2,983,411	3,165,927

C Class	4,413,223	3,056,143

SP Class	N/A	6,027

Net assets:
R5 Class	$429,638,169	$151,878,916

Y Class	$688,148,210	$308,477,258

Investor Class	$42,563,693	$52,549,868

A Class	$28,687,441	$29,257,094

C Class	$42,798,135	$28,357,173

SP Class	N/A	$55,873

Net asset value, offering and redemption price per share:
R5 Class	$9.66	$9.23

Y Class	$9.65	$9.24

Investor Class	$9.61	$9.21

A Class	$9.62	$9.24

A Class (offering price)	$10.10	$9.48

C Class	$9.70	$9.28

SP Class	N/A	$9.27

† Cost of investments in unaffiliated securities	$1,160,537,548	$541,738,936
‡ Cost of investments in affiliated securities	$29,392,897	$70,650,225

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2021 (Unaudited)

	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Investment income:
Dividend income from unaffiliated securities	$702,439	$–
Dividend income from affiliated securities (Note 2)	779	1,556
Interest income	43,587,002	11,580,367

Total investment income	44,290,220	11,581,923

Expenses:
Management and sub-advisory fees (Note 2)	4,237,983	2,004,163
Transfer agent fees:
R5 Class (Note 2)	59,028	22,782
Y Class (Note 2)	350,828	165,471
Investor Class	1,655	1,986
A Class	940	733
C Class	1,807	1,631
SP Class	-	26
Custody and fund accounting fees	109,872	119,853
Professional fees	69,963	64,695
Registration fees and expenses	73,927	62,670
Service fees (Note 2):
Investor Class	72,105	99,894
A Class	11,474	8,803
C Class	15,688	11,626
Distribution fees (Note 2):
A Class	32,325	36,237
C Class	208,871	147,850
SP Class	-	107
Prospectus and shareholder report expenses	96,002	38,881
Trustee fees (Note 2)	43,707	25,665
Loan expense (Note 9)	4,178	154,424
Other expenses	35,100	20,481

Total expenses	5,425,453	2,987,978

Net fees waived and expenses (reimbursed) (Note 2)	(179,768)	(57,140)
Net sub-advisory fees waived (Note 2)	(58,597)	(38,681)

Net expenses	5,187,088	2,892,157

Net investment income	39,103,132	8,689,766

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	20,550,737	(15,424,653)
Foreign currency transactions	32,736	-
Futures contracts	(2,467,963)	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	56,054,853	47,585,333
Foreign currency transactions	(33,824)	-
Futures contracts	885,455	-

Net gain from investments	75,021,994	32,160,680

Net increase in net assets resulting from operations	$114,125,126	$40,850,446

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SiM High Yield Opportunities Fund		Sound Point Floating Rate Income Fund
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$39,103,132	$76,204,283	$8,689,766	$56,888,496
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	18,115,510	(54,736,617)	(15,424,653)	(138,895,739)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, and futures contracts	56,906,484	9,302,736	47,585,333	18,846,979

Net increase (decrease) in net assets resulting from operations	114,125,126	30,770,402	40,850,446	(63,160,264)

Distributions to shareholders:
Total retained earnings:
R5 Class	(13,968,005)	(24,656,231)	(4,032,775)	(15,651,271)
Y Class	(22,288,175)	(45,283,091)	(7,767,757)	(31,011,790)
Investor Class	(1,304,958)	(3,545,239)	(1,328,126)	(6,712,557)
A Class	(842,866)	(1,316,760)	(711,579)	(2,232,615)
C Class	(1,212,681)	(2,633,449)	(607,678)	(2,160,406)
SP Class	-	-	(2,067)	(12,119)

Net distributions to shareholders	(39,616,685)	(77,434,770)	(14,449,982)	(57,780,758)

Capital share transactions (Note 10):
Proceeds from sales of shares	219,911,356	626,185,003	89,443,373	340,219,054
Reinvestment of dividends and distributions	35,559,688	69,380,780	13,554,416	54,176,789
Cost of shares redeemed	(344,267,338)	(619,275,694)	(161,024,444)	(1,121,048,159)

Net increase (decrease) in net assets from capital share transactions	(88,796,294)	76,290,089	(58,026,655)	(726,652,316)

Net increase (decrease) in net assets	(14,287,853)	29,625,721	(31,626,191)	(847,593,338)

Net assets:
Beginning of period	1,246,123,501	1,216,497,780	602,202,373	1,449,795,711

End of period	$1,231,835,648	$1,246,123,501	$570,576,182	$602,202,373

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2021, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments

R5 Class	Large Institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary, such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

SP Class	Retail investors who invest directly through a financial intermediary, such as a broker, or through employee directed benefit plans and were formerly shareholders of the Investor Class Shares of the Sound Point Floating Rate Income Fund prior to its reorganization.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Sound Point Capital Management, LP

All Assets	0.35%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2021 were as follows:

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,048,350
Sub-Advisor Fees	0.37%	2,189,633

Total	0.72%	$4,237,983

Sound Point Floating Rate Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,002,081
Sub-Advisor Fees	0.35%	1,002,082

Total	0.70%	$2,004,163

Effective January 1, 2021, Strategic Income Management voluntarily agreed to waive a portion of its management fee equal to 0.03% of the Fund’s average net assets through June 30, 2021 and Sound Point Capital Management, LP contractually agreed to waive a portion of its management fee equal to 0.04% of the Fund’s average daily net assets through December 31, 2021. For the period ended February 28, 2021, $58,597 and $38,681 of sub-advisory fees were waived by Strategic Income Management, LLC and Sound Point Capital Management, LP, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A and SP Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

For all other share classes, the Funds have utilized a “defensive” Distribution Plan (the “Plan”) pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the use of management fees received by the Manager and/or the investment advisors hired by the Manager for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly for the distribution of Fund shares from these fees.

Service Plans

The Investor, A and C Classes have each adopted a Service Plan (collectively, the “Plans”). The Plans authorize the payment to the Manager an annual fee up to 0.375% of the average daily net assets of the Investor Class, up to 0.25% of the average daily net assets of the A Class and up to 0.25% of the average daily net assets of the C Class. In addition, the Funds may reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries attributable to Y Class and R5 Class. The Manager or other approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of A Class, C Class, Y Class, R5 Class and Investor Class including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees will be payable monthly in arrears. The primary

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

expenses expected to be incurred under the Plans are shareholder servicing, record keeping fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SiM High Yield Opportunities	$379,557
Sound Point Floating Rate Income	173,110

As of February 28, 2021, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SiM High Yield Opportunities	$59,350
Sound Point Floating Rate Income	23,405

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with a February 28, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2021 Fair Value
U.S. Government Money Market Fund	Direct	SiM High Yield Opportunities	$29,392,897	$-	$-	$779	$29,392,897
U.S. Government Money Market Fund	Direct	Sound Point Floating Rate Income	70,650,225	-	-	1,556	70,650,225

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2021, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SiM High Yield Opportunities	$10,080
Sound Point Floating Rate Income	23,203

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2021, the SiM High Yield Opportunities Fund borrowed on average $7,858,751 for 5 days at an average interest rate of 0.83% with interest charges of $892. These amounts are recorded as “Other expenses” in the Statements of Operations. During the period ended February 28, 2021, the Sound Point Floating Rate Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap through December 31, 2021. During the period ended February 28, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	9/1/2020 - 12/31/2020	1/1/2021- 2/28/2021	Reimbursed Expenses	(Recouped) Expenses
SiM High Yield Opportunities	R5	-	0.74%	$33,730	$(10,134)*	2023 - 2024
SiM High Yield Opportunities	Y	-	0.75%	138,931	-	2023 - 2024
SiM High Yield Opportunities	Investor	-	1.10%	2,526	-	2023 - 2024
SiM High Yield Opportunities	A	-	1.07%	1,833	-	2023 - 2024
SiM High Yield Opportunities	C	-	1.81%	2,748	-	2023 - 2024
Sound Point Floating Rate Income	R5	-	0.82%	14,853	(1,926)*	2023 - 2024
Sound Point Floating Rate Income	Y	-	0.88%	32,248	(780)	2023 - 2024
Sound Point Floating Rate Income	Investor	-	1.16%	5,259	(621)	2023 - 2024
Sound Point Floating Rate Income	A	-	1.09%	3,065	(109)	2023 - 2024
Sound Point Floating Rate Income	C	-	1.86%	3,232	(19)	2023 - 2024
Sound Point Floating Rate Income	SP	-	1.08%	12	(7)*	2023 - 2024

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.

Of these amounts, $72,711 was disclosed as a Receivable for Expense Reimbursement on the Statements of Assets and Liabilities at February 28, 2021 for the SiM High Yield Opportunities Fund and $3,495 was disclosed as a Payable for Expense Recoupment on the Statements of Assets and Liabilities at February 28, 2021 for the Sound Point Floating Rate Income Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SiM High Yield Opportunities	$10,134	$22,548	$-	2020 - 2021
SiM High Yield Opportunities	-	53,922	-	2021 - 2022
SiM High Yield Opportunities	-	43,974	-	2022 - 2023
Sound Point Floating Rate Income	1,933	22,189	1,558	2020 - 2021
Sound Point Floating Rate Income	-	33,131	-	2021 - 2022

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2021, RID collected $4,495 and $802 for SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended February 28, 2021, CDSC fees of $2,108 were collected for the Class A Shares of Sound Point Floating Rate Income Fund. There were no CDSC fees collected for the Class A Shares of the SiM High Yield Opportunities Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2021, CDSC fees of $1,330 and $830 were collected for the Class C Shares of SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

3.   Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Securities

High yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. High yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended February 28, 2021 are disclosed in the Notes to the Schedules of Investments.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended February 28, 2021, the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging and exposing cash to markets.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2021
SiM High Yield Opportunities	706

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$(1,486,551)	$–	$–	$–	$(1,486,551)

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2021:

Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$(2,467,963)	$–	$–	$–	$(2,467,963)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$885,455	$–	$–	$–	$885,455

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2021.

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of February 28, 2021:
	Assets	Liabilities
Futures Contracts	$-	$1,486,551

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$1,486,551

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(1,486,551)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite”. Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. A Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Credit Risk

A Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by a sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. A Fund maybe subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Floating and Variable Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

High-Yield Securities Risk

Exposure in high-yield securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. Compared with issuers of investment grade securities, issuers of high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. Below investment grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments among

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Investments in fixed income securities or derivatives that are influenced by interest rates are subject to interest rate risk. Generally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction as movements in interest rates. For example, the value of a Fund’s fixed income investments or derivatives typically will fall when interest rates rise. A Fund may be particularly sensitive to changes in interest rates if it invests in fixed income securities with intermediate and long terms to maturity. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than fixed income securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Yields of fixed income securities will fluctuate over time. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among U.S. and foreign issuers. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

LIBOR Risk

The Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. Arrangements are underway to phase out the use of LIBOR by the end of 2021 with certain U.S. dollar settings of LIBOR to continue into 2023. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on a Fund and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Funds’ performance and/or NAV.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Liquidity Risk

A Fund is susceptible to the risk that certain investments held by a Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. Market prices for such instruments may be volatile. When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. An inability to sell a portfolio position can adversely affect a Fund’s NAV or prevent a Fund from being able to take advantage of other investment opportunities. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to a Fund. Unexpected redemptions or redemptions by a few large investors in a Fund may force a Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs and may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. The market for bank loans may not be highly liquid, and a Fund may have difficulty selling them. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade.

Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value, which would cause a material decline in a Fund’s NAV and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may make bank loans more difficult to sell at an advantageous time or price than other types of securities or instruments. There may be less readily available information about loans. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the first lien secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which a Fund has an interest. In addition, if a secured loan is foreclosed, a Fund would likely bear the costs and

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and a Fund would bear the risk that the collateral may decline in value while a Fund is holding it. A Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, a Fund may acquire a participation interest in a loan that is held by another party. When a Fund’s loan interest is a participation, a Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower. As a participant, a Fund also would be subject to the risk that the party selling the participation interest would not remit a Fund’s pro rata share of loan payments to a Fund. It may be difficult for a Fund to obtain an accurate picture of a lending bank’s financial condition. Loan interests may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. A Fund also may be in possession of material non-public information about a borrower as a result of its ownership of a loan instrument of such borrower. Because of prohibitions on trading insecurities of issuers while in possession of such information, a Fund might be unable to enter into a transaction in a security of that borrower when it would otherwise be advantageous to do so. Any steps taken to ensure that a Fund does not receive material non-public information about a security may have the effect of causing a Fund to have less information than other investors about certain interests in which it seeks to invest.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Restricted Securities Risk

Risk Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of February 28, 2021, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,91,027,442	$69,810,307	$(35,369,271)	$34,441,036
Sound Point Floating Rate Income	613,524,313	13,394,681	(15,214,946)	(1,820,265)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During year ended August 31, 2020, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$5,876,166	$54,924,303
Sound Point Floating Rate Income	52,205,015	130,667,094

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
SiM High Yield Opportunities	$357,250,277	$457,752,344
Sound Point Floating Rate Income	247,874,100	247,394,710

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2021 were as follows:

Fund	Type of Transaction	August 31, 2020 Shares/Fair Value	Purchases	Sales	February 28, 2021 Shares/Fair Value
SiM High Yield Opportunities	Direct	$19,195,338	$293,810,502	$283,612,943	$29,392,897
Sound Point Floating Rate Income	Direct	64,749,576	150,388,974	144,488,325	70,650,225

9.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2021, the Sound Point Floating Rate Income Fund borrowed a total of $XXX from the Committed Line for a total of XX days with interest charges of $XXX in order to facilitate portfolio liquidity. The amount is recorded as “Line of credit interest expense” in the Statements of Operations. At February 28, 2021, the Fund did not have an outstanding balance with either facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 ClassA
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	6,768,959	$63,908,343	17,504,959	$149,703,776
Reinvestment of dividends	1,282,526	11,902,798	2,371,512	21,005,242
Shares redeemed	(7,663,650)	(72,219,448)	(17,829,769)	(155,861,200)

Net increase in shares outstanding	387,835	$3,591,693	2,046,702	$14,847,818

	Y Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	14,016,210	$131,263,037	50,494,683	$439,436,786
Reinvestment of dividends	2,237,643	20,737,138	4,703,522	41,683,769
Shares redeemed	(26,791,826)	(245,241,705)	(43,475,282)	(376,792,567)

Net increase (decrease) in shares outstanding	(10,537,973)	$(93,241,530)	11,722,923	$104,327,988

	Investor Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,683,447	$15,665,987	2,496,097	$21,846,413
Reinvestment of dividends	129,787	1,199,298	367,583	3,271,009
Shares redeemed	(1,850,649)	(17,132,653)	(6,765,414)	(58,335,121)

Net (decrease) in shares outstanding	(37,415)	$(267,368)	(3,901,734)	$(33,217,699)

	A Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	769,329	$7,056,351	1,085,127	$9,561,268
Reinvestment of dividends	67,785	626,449	129,538	1,147,893
Shares redeemed	(509,638)	(4,650,520)	(1,076,150)	(9,442,477)

Net increase in shares outstanding	327,476	$3,032,280	138,515	$1,266,684

	C Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	216,211	$2,017,638	628,934	$5,636,760
Reinvestment of dividends	117,495	1,094,005	254,828	2,272,867
Shares redeemed	(538,843)	(5,023,012)	(2,140,359)	(18,844,329)

Net (decrease) in shares outstanding	(205,137)	$(1,911,369)	(1,256,597)	$(10,934,702)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

	R5 ClassA
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,080,478	$18,800,466	10,544,402	$99,086,583
Reinvestment of dividends	379,166	3,430,653	1,486,306	13,605,713
Shares redeemed	(4,240,430)	(38,336,319)	(28,908,466)	(263,675,597)

Net (decrease) in shares outstanding	(1,780,786)	$(16,105,200)	(16,877,758)	$(150,983,301)

	Y Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	6,232,752	$56,606,990	22,766,403	$206,582,764
Reinvestment of dividends	837,151	7,581,739	3,268,352	29,930,283
Shares redeemed	(10,299,176)	(92,769,623)	(69,646,779)	(634,592,790)

Net (decrease) in shares outstanding	(3,229,273)	$(28,580,894)	(43,612,024)	$(398,079,743)

	Investor Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,177,070	$10,501,923	2,253,017	$20,615,546
Reinvestment of dividends	145,298	1,312,044	719,119	6,620,546
Shares redeemed	(2,109,293)	(18,916,361)	(18,434,171)	(170,404,180)

Net (decrease) in shares outstanding	(786,925)	$(7,102,394)	(15,462,035)	$(143,168,088)

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	207,959	$1,886,462	1,213,758	$11,069,016
Reinvestment of dividends	78,057	707,233	241,973	2,202,955
Shares redeemed	(489,655)	(4,424,961)	(2,730,177)	(25,016,775)

Net (decrease) in shares outstanding	(203,639)	$(1,831,266)	(1,274,446)	$(11,744,804)

	C Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	179,812	$1,647,532	307,244	$2,865,145
Reinvestment of dividends	57,212	520,827	196,727	1,805,678
Shares redeemed	(716,141)	(6,514,178)	(2,922,921)	(27,208,734)

Net (decrease) in shares outstanding	(479,117)	$(4,345,819)	(2,418,950)	$(22,537,911)

	SP Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	212	1,920	1,266	11,614
Shares redeemed	(6,945)	(63,002)	(17,247)	(150,083)

Net (decrease) in shares outstanding	(6,733)	$(61,082)	(15,981)	$(138,469)

A Formerly known as Institutional Class.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2021 (Unaudited)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.06		$9.44	$9.52	$9.61		$9.49		$9.43

Income (loss) from investment operations:
Net investment income	0.31		0.57	0.59	0.59		0.57		0.59
Net gains (losses) on investments (both realized and unrealized)	0.61		(0.37)	(0.07)	(0.11)		0.13		0.05

Total income from investment operations	0.92		0.20	0.52	0.48		0.70		0.64

Less distributions:
Dividends from net investment income	(0.32)		(0.58)	(0.60)	(0.55)		(0.53)		(0.52)
Tax return of capital	-		-	-	(0.02	)B	(0.05	)B	(0.06	)B

Total distributions	(0.32)		(0.58)	(0.60)	(0.57)		(0.58)		(0.58)

Redemption fees added to beneficial interests	-		-	-	—		—		0.00	C

Net asset value, end of period	$9.66		$9.06	$9.44	$9.52		$9.61		$9.49

Total returnD	10.31	%E	2.39%	5.65%	5.13%		7.51%		7.28%

Ratios and supplemental data:
Net assets, end of period	$429,638,169		$399,310,742	$396,916,950	$382,074,042		$355,492,590		$419,036,240
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.83	%F	0.86%	0.83%	0.87%		0.85%		0.91%
Expenses, net of reimbursements or recoupments	0.80	%F G	0.85%	0.84%	0.84%		0.84%		0.84%
Net investment income, before expense reimbursements or recoupments	6.73	%F	6.33%	6.31%	5.91%		6.00%		6.30%
Net investment income, net of reimbursements or recoupments	6.76	%F	6.34%	6.30%	5.94%		6.01%		6.37%
Portfolio turnover rate	31	%E	57%	44%	51%		50%		57%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.05		$9.43	$9.51	$9.60		$9.48		$9.42

Income (loss) from investment operations:
Net investment income	0.31		0.56	0.59	0.59		0.58		0.59
Net gains (losses) on investments (both realized and unrealized)	0.60		(0.37)	(0.08)	(0.11)		0.11		0.05

Total income (loss) from investment operations	0.91		0.19	0.51	0.48		0.69		0.64

Less distributions:
Dividends from net investment income	(0.31)		(0.57)	(0.59)	(0.55)		(0.52)		(0.52)
Tax return of capital	-		-	-	(0.02	)A	(0.05	)A	(0.06	)A

Total distributions	(0.31)		(0.57)	(0.59)	(0.57)		(0.57)		(0.58)

Redemption fees added to beneficial interests	-		-	-	-		-		0.00	B

Net asset value, end of period	$9.65		$9.05	$9.43	$9.51		$9.60		$9.48

Total returnC	10.29	%D	2.33%	5.58%	5.09%		7.46%		7.21%

Ratios and supplemental data:
Net assets, end of period	$688,148,210		$740,616,507	$661,486,121	$591,845,939		$577,349,417		$446,395,255
Ratios to average net assets:
Expenses, before reimbursements or recoupments or recoupments	0.90	%E	0.90%	0.91%	0.88%		0.89%		0.91%
Expenses, net of reimbursements or recoupments or recoupments	0.85	%E F	0.90%	0.91%	0.88%		0.89%		0.91%
Net investment income, before expense reimbursements or recoupments or recoupments	6.67	%E	6.29%	6.23%	5.90%		5.93%		6.28%
Net investment income, net of reimbursements or recoupments or recoupments	6.72	%E	6.29%	6.23%	5.90%		5.93%		6.29%
Portfolio turnover rate	31	%D	57%	44%	51%		50%		57%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.02		$9.41	$9.49	$9.58		$9.45		$9.40

Income (loss) from investment operations:
Net investment income	0.29		0.32	0.54	0.51		0.53		0.50
Net gains (losses) on investments (both realized and unrealized)	0.60		(0.17)	(0.05)	(0.06)		0.15		0.10

Total income from investment operations	0.89		0.15	0.49	0.45		0.68		0.60

Less distributions:
Dividends from net investment income	(0.30)		(0.54)	(0.57)	(0.52)		(0.51)		(0.49)
Tax return of capital	-		-	-	(0.02	)A	(0.04	)A	(0.06	)A

Total distributions	(0.30)		(0.54)	(0.57)	(0.54)		(0.55)		(0.55)

Redemption fees added to beneficial interests	-		-	-	-		-		0.00	B

Net asset value, end of period	$9.61		$9.02	$9.41	$9.49		$9.58		$9.45

Total returnC	10.05	%D	1.91%	5.32%	4.81%		7.31%		6.82%

Ratios and supplemental data:
Net assets, end of period	$42,563,693		$40,259,060	$78,700,798	$89,459,142		$115,679,739		$129,503,495
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.17	%E	1.18%	1.15%	1.14%		1.13%		1.17%
Expenses, net of reimbursements or recoupments	1.14	%E F	1.18%	1.15%	1.14%		1.13%		1.18%
Net investment income, before expense reimbursements or recoupments	6.39	%E	5.91%	5.98%	5.62%		5.70%		5.97%
Net investment income, net of reimbursements or recoupments	6.42	%E	5.91%	5.98%	5.62%		5.70%		5.96%
Portfolio turnover rate	31	%D	57%	44%	51%		50%		57%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.02		$9.41	$9.53	$9.61		$9.49		$9.43

Income (loss) from investment operations:
Net investment income	0.32		0.55	0.47	0.48		0.55		0.54
Net gains (losses) on investments (both realized and unrealized)	0.58		(0.39)	(0.02)	(0.01)		0.11		0.07

Total income from investment operations	0.90		0.16	0.45	0.47		0.66		0.61

Less distributions:
Dividends from net investment income	(0.30)		(0.55)	(0.57)	(0.53)		(0.50)		(0.49)
Tax return of capital	-		-	-	(0.02	)A	(0.04	)A	(0.06	)A

Total distributions	(0.30)		(0.55)	(0.57)	(0.55)		(0.54)		(0.55)

Redemption fees added to beneficial interests	-		-	-	-		-		0.00	B

Net asset value, end of period	$9.62		$9.02	$9.41	$9.53		$9.61		$9.49

Total returnC	10.17	%D	1.94%	4.85%	5.00%		7.12%		6.87%

Ratios and supplemental data:
Net assets, end of period	$28,687,441		$23,945,109	$23,694,436	$37,998,012		$84,955,157		$79,917,424
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.14	%E	1.15%	1.17%	1.07%		1.20%		1.23%
Expenses, net of reimbursements or recoupments	1.12	%E F	1.15%	1.17%	1.07%		1.20%		1.24%
Net investment income, before expense reimbursements or recoupments	6.41	%E	6.01%	5.94%	5.65%		5.62%		5.99%
Net investment income, net of reimbursements or recoupments	6.43	%E	6.01%	5.94%	5.65%		5.62%		5.98%
Portfolio turnover rate	31	%D	57%	44%	51%		50%		57%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.09		$9.48	$9.56	$9.65		$9.53		$9.47

Income (loss) from investment operations:
Net investment income	0.26		0.46	0.49	0.48		0.47		0.48
Net gains (losses) on investments (both realized and unrealized)	0.62		(0.37)	(0.07)	(0.09)		0.12		0.06

Total income from investment operations	0.88		0.09	0.42	0.39		0.59		0.54

Less distributions:
Dividends from net investment income	(0.27)		(0.48)	(0.50)	(0.47)		(0.43)		(0.43)
Tax return of capital	-		-	-	(0.01	)A	(0.04	)A	(0.05	)A

Total distributions	(0.27)		(0.48)	(0.50)	(0.48)		(0.47)		(0.48)

Redemption fees added to beneficial interests	-		-	-	-		-		0.00	B

Net asset value, end of period	$9.70		$9.09	$9.48	$9.56		$9.65		$9.53

Total returnC	9.82	%D	1.22%	4.54%	4.08%		6.33%		6.08%

Ratios and supplemental data:
Net assets, end of period	$42,798,135		$41,992,083	$55,699,475	$60,797,852		$69,698,961		$73,668,689
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.88	%E	1.89%	1.89%	1.85%		1.94%		1.97%
Expenses, net of reimbursements or recoupments	1.86	%E F	1.89%	1.89%	1.85%		1.94%		1.99%
Net investment income, before expense reimbursements or recoupments	5.70	%E	5.26%	5.24%	4.93%		4.90%		5.26%
Net investment income, net of reimbursements or recoupments	5.72	%E	5.26%	5.24%	4.93%		4.90%		5.25%
Portfolio turnover rate	31	%D	57%	44%	51%		50%		57%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016

	(unaudited)
Net asset value, beginning of period	$8.82		$9.79	$10.28	$10.35	$10.20	$10.38

Income (loss) from investment operations:
Net investment income	0.13		0.50	0.56	0.53	0.46	0.51
Net gains (losses) on investments (both realized and unrealized)	0.51		(0.92)	(0.44)	(0.05)	0.18	(0.10)

Total income (loss) from investment operations	0.64		(0.42)	0.12	0.48	0.64	0.41

Less distributions:
Dividends from net investment income	(0.23)		(0.55)	(0.61)	(0.52)	(0.47)	(0.55)
Distributions from net realized gains	-		-	-	(0.03)	(0.02)	(0.04)

Total distributions	(0.23)		(0.55)	(0.61)	(0.55)	(0.49)	(0.59)

Net asset value, end of period	$9.23		$8.82	$9.79	$10.28	$10.35	$10.20

Total returnB	7.37	%C	(4.08)%	1.77%	4.71%	6.37%	4.12%

Ratios and supplemental data:
Net assets, end of period	$151,878,916		$160,767,886	$343,916,230	$391,526,212	$231,445,512	$63,147,618
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.90	%D	0.90%	0.84%	0.82%	0.85%	1.26%
Expenses, net of reimbursements or recoupments	0.87	%D E	0.90%	0.84%	0.84%	0.84%	0.92	%F
Net investment income, before expense reimbursements or recoupments	3.15	%D	6.29%	6.10%	5.16%	4.51%	4.78%
Net investment income, net of reimbursements or recoupments	3.18	%D	6.29%	6.10%	5.14%	4.52%	5.12%
Portfolio turnover rate	46	%C	56%	58%	69%	86%	168%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.
F	Expense ratios may exceed stated expense caps in Note 2 due to pre-adoption expenses.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	December 11, 2015A to August 31, 2016

	(unaudited)
Net asset value, beginning of period	$8.82		$9.80	$10.29	$10.36	$10.21	$10.34

Income (loss) from investment operations:
Net investment income	0.12		0.46	0.54	0.52	0.46	0.53
Net gains (losses) on investments (both realized and unrealized)	0.53		(0.89)	(0.42)	(0.04)	0.17	(0.09)

Total income (loss) from investment operations	0.65		(0.43)	0.12	0.48	0.63	0.44

Less distributions:
Dividends from net investment income	(0.23)		(0.55)	(0.61)	(0.52)	(0.46)	(0.53)
Distributions from net realized gains	-		-	-	(0.03)	(0.02)	(0.04)

Total distributions	(0.23)		(0.55)	(0.61)	(0.55)	(0.48)	(0.57)

Net asset value, end of period	$9.24		$8.82	$9.80	$10.29	$10.36	$10.21

Total returnB	7.45	%C	(4.24)%	1.68%	4.68%	6.27%	4.37	%C

Ratios and supplemental data:
Net assets, end of period	$308,477,258		$323,133,710	$786,638,267	$1,260,705,246	$507,077,617	$22,952,034
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.98	%D	0.96%	0.90%	0.88%	0.92%	1.42	%D
Expenses, net of reimbursements or recoupments	0.94	%D E	0.96%	0.90%	0.88%	0.93%	0.94	%D
Net investment income, before expense reimbursements or recoupments	3.06	%D	6.21%	5.99%	5.13%	4.43%	4.64	%D
Net investment income, net of reimbursements or recoupments	3.10	%D	6.21%	5.99%	5.13%	4.42%	5.11	%D
Portfolio turnover rate	46	%C	56%	58%	69%	86%	168	%F

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.
F	Portfolio turnover rate is for the period from December 11, 2015 through August 31, 2016 and is not annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	December 11, 2015A to August 31, 2016

	(unaudited)
Net asset value, beginning of period	$8.80		$9.78	$10.26	$10.33	$10.18	$10.33

Income (loss) from investment operations:
Net investment income	0.08		0.30	0.49	0.50	0.46	0.50
Net gains (losses) on investments (both realized and unrealized)	0.55		(0.76)	(0.40)	(0.04)	0.15	(0.09)

Total income (loss) from investment operations	0.63		(0.46)	0.09	0.46	0.61	0.41

Less distributions:
Dividends from net investment income	(0.22)		(0.52)	(0.57)	(0.50)	(0.44)	(0.52)
Distributions from net realized gains	-		-	-	(0.03)	(0.02)	(0.04)

Total distributions	(0.22)		(0.52)	(0.57)	(0.53)	(0.46)	(0.56)

Net asset value, end of period	$9.21		$8.80	$9.78	$10.26	$10.33	$10.18

Total returnB	7.20	%C	(4.53)%	1.38%	4.51%	6.12%	4.16	%C

Ratios and supplemental data:
Net assets, end of period	$52,549,868		$57,117,869	$214,702,538	$538,668,514	$129,817,379	$3,641,581
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.24	%D	1.24%	1.22%	1.04%	1.07%	1.31	%D
Expenses, net of reimbursements or recoupments	1.21	%D E	1.24%	1.22%	1.04%	1.09%	1.22	%D
Net investment income, before expense reimbursements or recoupments	2.80	%D	5.99%	5.60%	5.02%	4.24%	4.26	%D
Net investment income, net of reimbursements or recoupments	2.83	%D	5.99%	5.60%	5.02%	4.22%	4.35	%D
Portfolio turnover rate	46	%C	56%	58%	69%	86%	168	%F

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.
F	Portfolio turnover rate is for the period from December 11, 2015 through August 31, 2016 and is not annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	December 11, 2015A to August 31, 2016

	(unaudited)
Net asset value, beginning of period	$8.83		$9.82	$10.28	$10.35	$10.20	$10.33

Income (loss) from investment operations:
Net investment income	0.13		0.51	0.56	0.49	0.42	0.51
Net gains (losses) on investments (both realized and unrealized)	0.50		(0.97)	(0.44)	(0.04)	0.17	(0.10)

Total income (loss) from investment operations	0.63		(0.46)	0.12	0.45	0.59	0.41

Less distributions:
Dividends from net investment income	(0.22)		(0.53)	(0.58)	(0.49)	(0.42)	(0.50)
Distributions from net realized gains	-		-	-	(0.03)	(0.02)	(0.04)

Total distributions	(0.22)		(0.53)	(0.58)	(0.52)	(0.44)	(0.54)

Net asset value, end of period	$9.24		$8.83	$9.82	$10.28	$10.35	$10.20

Total returnB	7.21	%C	(4.53)%	1.53%	4.39%	5.92%	4.13	%C

Ratios and supplemental data:
Net assets, end of period	$29,257,094		$29,739,876	$45,602,098	$58,987,550	$32,450,342	$6,849,306
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.18	%D	1.17%	1.13%	1.13%	1.22%	1.67	%D
Expenses, net of reimbursements or recoupments	1.15	%D E	1.17%	1.13%	1.14%	1.24%	1.24	%D
Net investment income, before expense reimbursements or recoupments	2.87	%D	5.95%	5.80%	4.85%	4.07%	4.51	%D
Net investment income, net of reimbursements or recoupments	2.90	%D	5.95%	5.80%	4.84%	4.04%	4.93	%D
Portfolio turnover rate	46	%C	56%	58%	69%	86%	168	%F

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.
F	Portfolio turnover rate is for the period from December 11, 2015 through August 31, 2016 and is not annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	December 11, 2015A to August 31, 2016

	(unaudited)
Net asset value, beginning of period	$8.86		$9.85	$10.29	$10.35	$10.21	$10.33

Income (loss) from investment operations:
Net investment income	0.09		0.45	0.51	0.42	0.35	0.45
Net gains (losses) on investments (both realized and unrealized)	0.52		(0.98)	(0.44)	(0.04)	0.16	(0.08)

Total income (loss) from investment operations	0.61		(0.53)	0.07	0.38	0.51	0.37

Less distributions:
Dividends from net investment income	(0.19)		(0.46)	(0.51)	(0.41)	(0.35)	(0.45)
Distributions from net realized gains	-		-	-	(0.03)	(0.02)	(0.04)

Total distributions	(0.19)		(0.46)	(0.51)	(0.44)	(0.37)	(0.49)

Net asset value, end of period	$9.28		$8.86	$9.85	$10.29	$10.35	$10.21

Total returnB	6.90	%C	(5.25)%	0.67%	3.73%	5.03%	3.67	%C

Ratios and supplemental data:
Net assets, end of period	$28,357,173		$31,330,022	$58,653,731	$59,792,915	$31,434,098	$3,040,244
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.96	%D	1.94%	1.90%	1.88%	1.97%	2.55	%D
Expenses, net of reimbursements or recoupments	1.92	%D E	1.94%	1.90%	1.88%	1.99%	1.99	%D
Net investment income, before expense reimbursements or recoupments	2.08	%D	5.19%	5.07%	4.10%	3.31%	3.50	%D
Net investment income, net of reimbursements or recoupments	2.12	%D	5.19%	5.07%	4.10%	3.29%	4.06	%D
Portfolio turnover rate	46	%C	56%	58%	69%	86%	168	%F

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.
F	Portfolio turnover rate is for the period from December 11, 2015 through August 31, 2016 and is not annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	SP ClassG
	Six Months Ended February 28, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2016

	(unaudited)
Net asset value, beginning of period	$8.86		$9.84		$10.30		$10.36	$10.19		$10.38

Income (loss) from investment operations:
Net investment income	0.13	A	0.56	A	0.58	A	0.49	0.25	A	0.30
Net gains (losses) on investments (both realized and unrealized)	0.50		(1.02)		(0.46)		(0.03)	0.37		0.07

Total income (loss) from investment operations	0.63		(0.46)		0.12		0.46	0.62		0.37

Less distributions:
Dividends from net investment income	(0.22)		(0.52)		(0.58)		(0.49)	(0.43)		(0.52)
Distributions from net realized gains	-		-		-		(0.03)	(0.02)		(0.04)

Total distributions	(0.22)		(0.52)		(0.58)		(0.52)	(0.45)		(0.56)

Net asset value, end of period	$9.27		$8.86		$9.84		$10.30	$10.36		$10.19

Total returnB	7.20	%C	(4.51)%		1.40%		4.49%	6.13%		3.70%

Ratios and supplemental data:
Net assets, end of period	$55,873		$113,010		$282,847		$705,984	$785,649		$11,651,032
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.19	%D	1.16%		1.06%		1.04%	1.08%		1.49%
Expenses, net of reimbursements or recoupments	1.15	%D E	1.16%		1.15%		1.15%	1.12%		1.19	%F
Net investment income, before expense reimbursements or recoupments	2.84	%D	6.08%		5.83%		4.86%	4.25%		4.01%
Net investment income, net of reimbursements or recoupments	2.88	%D	6.08%		5.74%		4.75%	4.21%		4.30%
Portfolio turnover rate	46	%C	56%		58%		69%	86%		168%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 29, 2020.
F	Expense ratios may exceed stated expense caps in Note 2 due to pre-adoption expenses.
G	Prior to the reorganization on December 11, 2015, the SP Class was known as the Investor Class.

See accompanying notes

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Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com, approximately sixty days after the end of each quarter for the Sound Point Floating Rate Income Fund and twenty days after the end of each month for the SiM High Yield Opportunities Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund are service marks of American Beacon Advisors, Inc.

SAR 2/21

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 DFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: May 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.	By	/s/ Sonia L. Bates
Gene L. Needles, Jr.		Sonia L. Bates
President		Treasurer
American Beacon Funds		American Beacon Funds
Date: May 6, 2021		Date: May 6, 2021